UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square, 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES – 22.72%

AEROSPACE & DEFENSE – 0.23%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$101,202
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	98,934
United Technologies Corp.
6.10%, 05/15/12	100,000	105,807
		305,943

AUTO MANUFACTURERS – 0.28%
DaimlerChrysler North America
Holding Corp.
7.20%, 09/01/09	350,000	359,996
		359,996

BANKS – 3.65%
Abbey National PLC
7.95%, 10/26/29	100,000	101,706
American Express Centurion Bank
5.20%, 11/26/10	200,000	200,282
Bank of America Corp.
5.49%, 03/15/19	200,000	181,328
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	249,273
Capital One Financial Corp.
6.75%, 09/15/17	100,000	99,083
Deutsche Bank AG London
5.38%, 10/12/12	100,000	101,473
HSBC Holdings PLC
5.25%, 12/12/12	300,000	299,985
KfW
0.00%, 04/18/36	250,000	59,330
3.25%, 02/15/11	400,000	400,290
3.25%, 03/15/13(a)	500,000	487,910
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	507,206
NationsBank Corp.
7.75%, 08/15/15	250,000	269,123
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	239,578
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	211,626
Swiss Bank Corp.
7.00%, 10/15/15	150,000	159,155
US Bank N.A.
6.38%, 08/01/11	250,000	261,122
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	43,569
Wachovia Corp.
5.50%, 08/01/35	150,000	113,354
Wells Fargo & Co.
4.20%, 01/15/10	500,000	501,457

Security	Principal	Value

BANKS (Continued)
Wells Fargo Bank N.A.
7.55%, 06/21/10	$250,000	$263,674
		4,750,524

BEVERAGES – 0.36%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	100,000	95,573
Bottling Group LLC
4.63%, 11/15/12	100,000	101,118
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	122,775
Diageo Capital PLC
5.20%, 01/30/13	150,000	150,171
		469,637

BUILDING MATERIALS – 0.15%
Masco Corp.
5.88%, 07/15/12	200,000	190,984
		190,984

CHEMICALS – 0.23%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	103,618
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	100,000	104,230
Praxair Inc.
4.63%, 03/30/15	100,000	96,017
		303,865

COMPUTERS – 0.42%
Dell Inc.
5.65%, 04/15/18(b)	300,000	289,492
International Business Machines Corp.
4.75%, 11/29/12	250,000	253,460
		542,952

COSMETICS & PERSONAL CARE – 0.28%
Procter & Gamble Co. (The)
6.88%, 09/15/09	350,000	364,722
		364,722

DIVERSIFIED FINANCIAL SERVICES – 4.63%
American General Finance Corp.
6.90%, 12/15/17	200,000	174,313
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	193,283
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	209,102
Citigroup Capital XXI
8.30%, 12/21/37	50,000	47,216

1

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Citigroup Inc.
5.00%, 09/15/14	$177,000	$163,931
5.30%, 10/17/12	250,000	243,861
6.63%, 06/15/32	100,000	91,264
6.88%, 03/05/38	100,000	96,499
Credit Suisse First Boston USA Inc.
6.50%, 01/15/12	100,000	103,775
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	256,668
General Electric Capital Corp.
5.63%, 05/01/18	300,000	290,116
5.88%, 01/14/38	100,000	90,627
6.75%, 03/15/32	250,000	251,737
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	287,987
6.13%, 02/15/33	200,000	179,148
6.88%, 01/15/11	400,000	415,234
Household Finance Corp.
8.00%, 07/15/10	250,000	261,425
HSBC Finance Corp.
5.50%, 01/19/16	100,000	96,063
International Lease Finance Corp.
5.45%, 03/24/11	250,000	234,936
John Deere Capital Corp.
7.00%, 03/15/12	150,000	161,330
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	100,000	92,240
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	243,083
6.00%, 01/15/18	250,000	243,535
6.40%, 05/15/38	100,000	92,754
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	134,677
6.50%, 07/19/17	100,000	92,512
6.75%, 12/28/17	50,000	46,971
7.50%, 05/11/38	50,000	46,379
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	195,743
6.11%, 01/29/37	100,000	79,421
6.15%, 04/25/13	300,000	290,760
Morgan Stanley
4.75%, 04/01/14	450,000	410,054
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	212,900
		6,029,544

ELECTRIC – 1.71%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	100,728
Arizona Public Service Co.
6.50%, 03/01/12	100,000	100,842
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	101,608

Security	Principal	Value

ELECTRIC (Continued)
Consumers Energy Co.
5.00%, 02/15/12	$150,000	$148,596
Florida Power & Light Co.
5.95%, 02/01/38	100,000	98,856
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	87,382
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	96,027
Northern States Power Co.
8.00%, 08/28/12	100,000	111,780
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	151,954
Ontario Hydro Canada
7.45%, 03/31/13	150,000	168,446
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	96,423
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	101,845
Progress Energy Inc.
7.10%, 03/01/11	175,000	184,142
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	101,071
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	100,016
Southern California Edison Co.
5.00%, 01/15/16	200,000	197,064
Toledo Edison Co.
6.15%, 05/15/37	100,000	86,727
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	196,823
		2,230,330

ENVIRONMENTAL CONTROL – 0.08%
Waste Management Inc.
7.00%, 07/15/28	100,000	100,748
		100,748

FOOD – 0.96%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	176,156
Kellogg Co.
6.60%, 04/01/11	250,000	263,025
Kraft Foods Inc.
5.63%, 11/01/11	150,000	151,342
Kroger Co. (The)
6.15%, 01/15/20	100,000	98,942
Safeway Inc.
7.50%, 09/15/09	285,000	294,323
Unilever Capital Corp.
7.13%, 11/01/10	250,000	266,780
		1,250,568

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

HEALTH CARE – PRODUCTS – 0.10%
Johnson & Johnson
5.15%, 08/15/12	$125,000	$130,933
		130,933

HEALTH CARE – SERVICES – 0.22%
Aetna Inc.
6.75%, 12/15/37	50,000	47,356
WellPoint Inc.
5.25%, 01/15/16	250,000	234,974
		282,330

HOUSEHOLD PRODUCTS & WARES – 0.16%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	207,670
		207,670

INSURANCE – 0.81%
Allstate Corp. (The)
7.20%, 12/01/09	250,000	260,219
American International Group Inc.
6.25%, 03/15/37	100,000	78,277
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	101,305
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	87,743
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	101,040
MetLife Inc.
5.38%, 12/15/12	200,000	201,833
5.70%, 06/15/35	100,000	88,175
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	47,198
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	95,510
		1,061,300

MACHINERY – 0.20%
Caterpillar Inc.
5.70%, 08/15/16	250,000	254,695
		254,695

MANUFACTURING – 0.38%
General Electric Co.
5.00%, 02/01/13	100,000	100,720
5.25%, 12/06/17	100,000	96,133
Honeywell International Inc.
5.30%, 03/01/18	100,000	98,508
Tyco International Group SA
6.38%, 10/15/11	200,000	204,666
		500,027

Security	Principal	Value

MEDIA – 1.04%
AOL Time Warner Inc.
6.88%, 05/01/12	$350,000	$358,068
Comcast Corp.
6.45%, 03/15/37	100,000	93,069
Cox Communications Inc.
5.50%, 10/01/15	100,000	96,385
News America Inc.
6.20%, 12/15/34	100,000	92,218
TCI Communications Inc.
8.75%, 08/01/15	200,000	226,075
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	92,100
Viacom Inc.
5.63%, 08/15/12(a)	200,000	197,356
6.88%, 04/30/36	100,000	93,909
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	106,391
		1,355,571

MINING – 0.36%
Alcan Inc.
4.88%, 09/15/12	150,000	146,022
Alcoa Inc.
5.90%, 02/01/27	150,000	133,126
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,619
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	92,874
		469,641

MULTI-NATIONAL – 0.89%
European Investment Bank
4.88%, 02/16/16	250,000	258,784
5.13%, 09/13/16	225,000	236,454
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	658,039
		1,153,277

OIL & GAS – 1.21%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	106,264
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	98,709
Apache Corp.
6.00%, 01/15/37	100,000	98,123
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	113,392
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	244,914
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	265,340

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

OIL & GAS (Continued)
Enterprise Products Operating LP
5.60%, 10/15/14	$200,000	$195,920
Marathon Oil Corp.
6.13%, 03/15/12	150,000	154,064
Suncor Energy Inc.
6.50%, 06/15/38	100,000	97,011
Transocean Inc.
5.25%, 03/15/13	100,000	101,045
XTO Energy Inc.
6.25%, 04/15/13	100,000	102,980
		1,577,762

PHARMACEUTICALS – 0.82%
Abbott Laboratories
5.60%, 11/30/17	150,000	151,301
AstraZeneca PLC
5.90%, 09/15/17	200,000	205,000
Eli Lilly and Co.
5.50%, 03/15/27	50,000	47,864
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	248,158
Merck & Co. Inc.
5.95%, 12/01/28	100,000	98,015
Pharmacia Corp.
6.50%, 12/01/18	150,000	164,504
Wyeth
5.50%, 03/15/13	150,000	153,095
		1,067,937

PIPELINES – 0.27%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	94,555
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	105,363
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	45,833
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	105,000
		350,751

REAL ESTATE INVESTMENT TRUSTS – 0.37%
Boston Properties LP
6.25%, 01/15/13	200,000	203,683
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	86,060
Simon Property Group LP
5.63%, 08/15/14	200,000	193,391
		483,134

RETAIL – 0.60%
Home Depot Inc.
5.88%, 12/16/36	100,000	81,693

Security	Principal	Value

RETAIL (Continued)
J.C. Penney Co. Inc.
6.38%, 10/15/36	$50,000	$41,760
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	101,216
McDonald’s Corp.
5.35%, 03/01/18	100,000	97,564
Target Corp.
6.50%, 10/15/37	100,000	96,198
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	86,881
6.20%, 04/15/38	100,000	98,255
6.88%, 08/10/09	175,000	181,433
		785,000

SAVINGS & LOANS – 0.15%
Washington Mutual Bank
5.65%, 08/15/14	250,000	195,000
		195,000

TELECOMMUNICATIONS – 1.79%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	266,164
BellSouth Corp.
6.88%, 10/15/31	150,000	149,840
British Telecom PLC
8.63%, 12/15/10	250,000	268,438
Deutsche Telekom International Finance AG
8.75%, 06/15/30	100,000	114,738
Embarq Corp.
7.08%, 06/01/16	100,000	94,975
France Telecom SA
7.75%, 03/01/11	150,000	158,856
Motorola Inc.
7.63%, 11/15/10	16,000	16,310
SBC Communications Inc.
5.10%, 09/15/14	300,000	294,081
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	141,697
Telefonica Europe BV
8.25%, 09/15/30	50,000	57,398
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	240,460
7.75%, 12/01/30	250,000	268,570
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	151,056
Vodafone Group PLC
7.88%, 02/15/30	100,000	109,865
		2,332,448

TRANSPORTATION – 0.37%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	263,197

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

TRANSPORTATION (Continued)
Norfolk Southern Corp.
7.70%, 05/15/17	$150,000	$166,980
Union Pacific Corp.
6.15%, 05/01/37	50,000	47,853
		478,030

TOTAL CORPORATE BONDS & NOTES
(Cost: $30,268,268)		29,585,319

ASSET-BACKED SECURITIES – 0.79%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,033,132

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,033,132

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.30%

MORTGAGE-BACKED SECURITIES – 5.30%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	564,304	576,782
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	972,210
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 01/10/17	1,000,000	931,793
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	727,379	749,268
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	474,901
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	210,054
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	466,247
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A2
4.89%, 09/15/40	1,000,000	997,820
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
6.10%, 06/15/38	600,000	566,475

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	$1,000,000	$960,094
		6,905,644

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,278,347)		6,905,644

FOREIGN GOVERNMENT BONDS & NOTES(c) – 1.61%
Brazil (Federative Republic of)
7.13%, 01/20/37	100,000	110,350
8.00%, 01/15/18	100,000	111,050
British Columbia (Province of)
6.50%, 01/15/26	100,000	117,856
Finland (Republic of)
6.95%, 02/15/26	100,000	120,373
Hydro-Quebec
6.30%, 05/11/11	150,000	159,547
Israel (State of)
4.63%, 06/15/13	100,000	100,169
Italy (Republic of)
6.88%, 09/27/23	200,000	240,756
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	158,375
Ontario (Province of)
5.00%, 10/18/11	500,000	518,373
Quebec (Province of)
6.13%, 01/22/11	150,000	158,630
United Mexican States
8.13%, 12/30/19	250,000	302,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,005,605)		2,097,979

MUNICIPAL DEBT OBLIGATIONS – 0.28%

ILLINOIS – 0.14%
Illinois State
5.10%, 06/01/33	200,000	188,268
		188,268

NEW JERSEY – 0.14%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	177,439
		177,439

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $372,659)		365,707

15

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 69.04%

MORTGAGE-BACKED SECURITIES – 37.26%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	$630,360	$597,861
4.50%, 04/01/18	916,221	895,720
4.50%, 11/01/18	733,103	716,700
4.50%, 01/01/19	126,976	124,135
4.50%, 02/01/19	757,442	740,494
5.00%, 10/01/18	1,079,276	1,076,890
5.00%, 02/01/34	629,030	606,633
5.00%, 08/01/35	838,654	806,435
5.00%, 08/01/37	1,500,000	1,438,623
5.50%, 09/01/22	1,076,493	1,083,845
5.50%, 04/01/33	1,625,464	1,610,479
5.50%, 10/01/35	3,663,966	3,619,883
6.00%, 08/01/34	3,324,624	3,371,311
6.50%, 06/01/31	232,954	242,267
6.50%, 07/01/38(d)	1,500,000	1,546,641
8.00%, 12/01/24	669,606	723,141
Federal National Mortgage Association
4.05%, 10/01/36	3,380,235	3,391,882
5.00%, 01/01/19	2,708,636	2,705,222
5.00%, 11/01/33	5,293,839	5,107,004
5.50%, 07/01/33	3,658,132	3,627,240
5.50%, 12/01/33	752,427	746,063
5.50%, 03/01/34	76,785	75,992
5.50%, 10/01/35	1,436,970	1,420,776
5.50%, 07/01/38(d)	500,000	492,734
5.85%, 11/01/36	679,241	692,167
6.00%, 07/01/37	1,809,462	1,827,702
6.00%, 12/01/37	947,827	957,381
6.00%, 07/01/38(d)	2,000,000	2,017,500
6.50%, 11/01/37	949,367	978,518
7.00%, 02/01/32	140,102	148,087
Government National Mortgage Association
5.50%, 12/15/32	674,207	673,976
5.50%, 07/01/38(d)	1,000,000	994,844
6.00%, 03/15/35	641,712	652,988
6.00%, 07/01/38(d)	1,000,000	1,015,000
6.50%, 09/15/36	841,265	870,329
7.50%, 12/15/23	857,817	922,921
		48,519,384

U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.57%
Federal Home Loan Bank
3.75%, 08/18/09	1,000,000	1,009,346
4.88%, 03/12/10	500,000	514,653
5.00%, 09/18/09	2,500,000	2,561,617

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	$990,000	$1,014,505
4.88%, 08/16/10	750,000	774,672
6.25%, 07/15/32(a)	420,000	480,738
Federal National Mortgage Association
4.38%, 09/15/12	500,000	508,163
4.38%, 03/15/13(a)	500,000	505,324
4.63%, 10/15/13(a)	2,500,000	2,548,480
5.38%, 11/15/11(a)	500,000	526,253
6.25%, 02/01/11	500,000	524,272
7.25%, 01/15/10(a)	500,000	531,778
Financing Corp.
8.60%, 09/26/19	200,000	262,739
Tennessee Valley Authority
6.25%, 12/15/17	400,000	444,344
7.13%, 05/01/30	200,000	248,874
		12,455,758

U.S. GOVERNMENT OBLIGATIONS – 22.21%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	300,000	292,406
4.50%, 02/15/36	300,000	297,867
4.75%, 02/15/37(a)	600,000	619,594
6.13%, 11/15/27(a)	600,000	717,515
6.25%, 08/15/23(a)	925,000	1,100,534
7.25%, 05/15/16(a)	1,000,000	1,228,672
7.63%, 02/15/25(a)	350,000	476,711
8.00%, 11/15/21(a)	400,000	542,531
8.13%, 05/15/21(a)	500,000	681,094
8.75%, 05/15/17	500,000	673,633
8.75%, 05/15/20	500,000	702,813
12.50%, 08/15/14	400,000	442,781
U.S. Treasury Notes
1.75%, 03/31/10(a)	500,000	493,555
2.13%, 04/30/10(a)	3,300,000	3,276,022
3.13%, 04/30/13	750,000	743,731
3.50%, 05/31/13	1,000,000	1,007,422
3.63%, 07/15/09(a)	750,000	760,019
3.63%, 06/30/13	4,000,000	4,007,188
3.88%, 05/15/18(a)	500,000	495,821
4.00%, 02/15/15(a)	400,000	411,156
4.25%, 11/15/14(a)	1,400,000	1,461,687
4.25%, 08/15/15(a)	1,150,000	1,194,832
4.25%, 11/15/17(a)	275,000	280,908
4.38%, 08/15/12(a)	500,000	523,789
4.50%, 11/15/10(a)	500,000	520,508
4.50%, 02/28/11(a)	250,000	260,625
4.50%, 05/15/17(a)	750,000	781,172
4.63%, 10/31/11(a)	750,000	787,207
4.63%, 11/15/16(a)	250,000	263,692
4.75%, 02/15/10(a)	500,000	517,852
4.88%, 06/30/12(a)	650,000	690,726
4.88%, 08/15/16(a)	1,000,000	1,072,109
5.13%, 05/15/16(a)	250,000	272,578

16

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS (Continued)
5.75%, 08/15/10(a)	$600,000	$638,110
6.00%, 08/15/09(a)	300,000	311,648
6.50%, 02/15/10(a)	350,000	372,422
		28,920,930

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $88,715,491)		89,896,072

SHORT-TERM INVESTMENTS – 24.23%

MONEY MARKET FUNDS – 24.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%(e)(f)	4,959,503	4,959,503
BGI Cash Premier Fund LLC 2.63%(e)(f)(g)	26,582,208	26,582,208
		31,541,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,541,711)		31,541,711

TOTAL INVESTMENTS IN SECURITIES – 123.97%
(Cost: $161,215,323)		161,425,564

Other Assets, Less Liabilities – (23.97)%		(31,214,122)

NET ASSETS – 100.00%		$130,211,442

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

17

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

COMMON STOCKS – 98.04%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)(b)	104,483	$898,554
Omnicom Group Inc.(b)	71,227	3,196,668
		4,095,222

AEROSPACE & DEFENSE – 2.19%
Boeing Co. (The)	168,817	11,094,653
General Dynamics Corp.	89,324	7,521,081
Goodrich Corp.	27,774	1,318,154
L-3 Communications Holdings Inc.(b)	27,197	2,471,391
Lockheed Martin Corp.	76,132	7,511,183
Northrop Grumman Corp.	75,054	5,021,113
Raytheon Co.(b)	94,700	5,329,716
Rockwell Collins Inc.(b)	36,094	1,731,068
United Technologies Corp.	217,940	13,446,898
		55,445,257

AGRICULTURE – 2.33%
Altria Group Inc.	468,172	9,625,616
Archer-Daniels-Midland Co.	142,942	4,824,293
Lorillard Inc.(a)	38,588	2,668,746
Monsanto Co.	121,679	15,385,093
Philip Morris International Inc.	468,108	23,119,854
Reynolds American Inc.	37,996	1,773,273
UST Inc.(b)	33,229	1,814,636
		59,211,511

AIRLINES – 0.08%
Southwest Airlines Co.(b)	163,364	2,130,267
		2,130,267

APPAREL – 0.40%
Coach Inc.(a)(b)	78,196	2,258,300
Jones Apparel Group Inc.(b)	19,370	266,337
Liz Claiborne Inc.(b)	21,450	303,517
Nike Inc. Class B	85,041	5,069,294
Polo Ralph Lauren Corp.(b)	13,109	822,983
VF Corp.(b)	19,506	1,388,437
		10,108,868

AUTO MANUFACTURERS – 0.28%
Ford Motor Co.(a)(b)	490,340	2,358,535
General Motors Corp.(b)	125,747	1,446,090
PACCAR Inc.(b)	81,451	3,407,095
		7,211,720

AUTO PARTS & EQUIPMENT – 0.19%
Goodyear Tire & Rubber Co. (The)(a)	53,236	949,198
Johnson Controls Inc.(b)	131,895	3,782,749
		4,731,947

Security	Shares	Value

BANKS – 3.88%
Bank of America Corp.	1,014,563	$24,217,619
Bank of New York Mellon Corp. (The)	253,449	9,587,976
BB&T Corp.(b)	121,344	2,763,003
Comerica Inc.(b)	33,327	854,171
Discover Financial Services LLC	105,989	1,395,875
Fifth Third Bancorp	118,419	1,205,505
First Horizon National Corp.	27,800	206,554
Huntington Bancshares Inc.(b)	81,116	468,039
KeyCorp	89,010	977,330
M&T Bank Corp.(b)	17,097	1,206,022
Marshall & Ilsley Corp.(b)	58,280	893,432
National City Corp.(b)	140,842	671,816
Northern Trust Corp.	42,643	2,924,031
PNC Financial Services Group Inc. (The)	75,694	4,322,127
Regions Financial Corp.(b)	154,125	1,681,504
State Street Corp.	93,927	6,010,389
SunTrust Banks Inc.(b)	77,935	2,822,806
U.S. Bancorp(b)	384,093	10,712,354
Wachovia Corp.(b)	472,498	7,337,894
Wells Fargo & Co.(b)	732,009	17,385,214
Zions Bancorporation(b)	23,844	750,848
		98,394,509

BEVERAGES – 2.42%
Anheuser-Busch Companies Inc.	158,811	9,865,339
Brown-Forman Corp. Class B(b)	18,758	1,417,542
Coca-Cola Co. (The)	443,760	23,066,645
Coca-Cola Enterprises Inc.	64,581	1,117,251
Constellation Brands Inc. Class A(a)(b)	43,465	863,215
Molson Coors Brewing Co. Class B	30,580	1,661,411
Pepsi Bottling Group Inc.	30,535	852,537
PepsiCo Inc.	354,818	22,562,877
		61,406,817

BIOTECHNOLOGY – 1.04%
Amgen Inc.(a)	241,519	11,390,036
Biogen Idec Inc.(a)	66,143	3,696,732
Celgene Corp.(a)(b)	96,630	6,171,758
Genzyme Corp.(a)(b)	59,452	4,281,733
Millipore Corp.(a)(b)	12,251	831,353
		26,371,612

BUILDING MATERIALS – 0.05%
Masco Corp.(b)	81,101	1,275,719
		1,275,719

CHEMICALS – 1.49%
Air Products and Chemicals Inc.(b)	47,634	4,709,097
Ashland Inc.	12,475	601,295
Dow Chemical Co. (The)	208,662	7,284,390
E.I. du Pont de Nemours and Co.(b)	199,714	8,565,733

18

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

CHEMICALS (Continued)
Eastman Chemical Co.(b)	17,744	$1,221,852
Ecolab Inc.(b)	38,979	1,675,707
Hercules Inc.(b)	25,729	435,592
International Flavors & Fragrances Inc.(b)	18,006	703,314
PPG Industries Inc.(b)	36,409	2,088,784
Praxair Inc.(b)	69,571	6,556,371
Rohm and Haas Co.(b)	27,878	1,294,654
Sherwin-Williams Co. (The)(b)	22,673	1,041,371
Sigma-Aldrich Corp.(b)	28,769	1,549,498
		37,727,658

COAL – 0.45%
CONSOL Energy Inc.	40,543	4,555,817
Massey Energy Co.	17,916	1,679,625
Peabody Energy Corp.(b)	60,200	5,300,610
		11,536,052

COMMERCIAL SERVICES – 0.65%
Apollo Group Inc. Class A(a)	30,439	1,347,230
Convergys Corp.(a)	28,872	429,038
Equifax Inc.(b)	28,848	969,870
H&R Block Inc.	72,307	1,547,370
McKesson Corp.	63,825	3,568,456
Monster Worldwide Inc.(a)(b)	27,478	566,322
Moody’s Corp.(b)	45,729	1,574,907
R.R. Donnelley & Sons Co.	47,709	1,416,480
Robert Half International Inc.(b)	35,459	849,952
Western Union Co.	166,533	4,116,696
		16,386,321

COMPUTERS – 4.89%
Affiliated Computer Services Inc. Class A(a)	21,353	1,142,172
Apple Inc.(a)	195,131	32,672,735
Cognizant Technology Solutions Corp.(a)(b)	64,086	2,083,436
Computer Sciences Corp.(a)(b)	35,856	1,679,495
Dell Inc.(a)	453,514	9,922,886
Electronic Data Systems Corp.	112,821	2,779,909
EMC Corp.(a)(b)	466,487	6,852,694
Hewlett-Packard Co.	547,370	24,199,228
International Business Machines Corp.	306,643	36,346,395
Lexmark International Inc. Class A(a)(b)	21,396	715,268
NetApp Inc.(a)(b)	76,368	1,654,131
SanDisk Corp.(a)(b)	50,682	947,753
Sun Microsystems Inc.(a)	176,195	1,917,002
Teradata Corp.(a)	40,109	928,122
Unisys Corp.(a)	75,179	296,957
		124,138,183

COSMETICS & PERSONAL CARE – 2.11%
Avon Products Inc.(b)	94,810	3,415,056

Security	Shares	Value

COSMETICS & PERSONAL CARE (Continued)
Colgate-Palmolive Co.	113,218	$7,823,364
Estee Lauder Companies Inc. (The) Class A(b)	25,389	1,179,319
Procter & Gamble Co. (The)	675,928	41,103,182
		53,520,921

DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.	36,756	1,458,478
W.W. Grainger Inc.	14,928	1,221,110
		2,679,588

DIVERSIFIED FINANCIAL SERVICES – 5.03%
American Express Co.	256,715	9,670,454
Ameriprise Financial Inc.	50,440	2,051,395
Capital One Financial Corp.(b)	82,857	3,149,395
Charles Schwab Corp. (The)	208,561	4,283,843
CIT Group Inc.	42,384	288,635
Citigroup Inc.	1,200,287	20,116,810
CME Group Inc.(b)	11,844	4,538,502
E*TRADE Financial Corp.(a)(b)	105,624	331,659
Federal Home Loan Mortgage Corp.	143,530	2,353,892
Federal National Mortgage Association	235,484	4,594,293
Federated Investors Inc. Class B	18,897	650,435
Franklin Resources Inc.(b)	34,938	3,202,068
Goldman Sachs Group Inc. (The)(b)	87,733	15,344,502
IntercontinentalExchange Inc.(a)	15,665	1,785,810
Janus Capital Group Inc.(b)	32,881	870,360
JPMorgan Chase & Co.	762,542	26,162,816
Legg Mason Inc.(b)	29,977	1,306,098
Lehman Brothers Holdings Inc.	149,490	2,961,397
Merrill Lynch & Co. Inc.	215,749	6,841,401
Morgan Stanley	245,284	8,847,394
NYSE Euronext Inc.	58,871	2,982,405
SLM Corp.(a)	103,693	2,006,460
T. Rowe Price Group Inc.(b)	58,599	3,309,086
		127,649,110

ELECTRIC – 3.60%
AES Corp. (The)(a)	148,709	2,856,700
Allegheny Energy Inc.	37,035	1,855,824
Ameren Corp.(b)	46,395	1,959,261
American Electric Power Co. Inc.	88,957	3,578,740
CenterPoint Energy Inc.	72,998	1,171,618
CMS Energy Corp.(b)	49,800	742,020
Consolidated Edison Inc.(b)	60,478	2,364,085
Constellation Energy Group Inc.	39,530	3,245,413
Dominion Resources Inc.(b)	127,674	6,063,238
DTE Energy Co.(b)	36,295	1,540,360
Duke Energy Corp.(b)	280,502	4,875,125
Dynegy Inc. Class A(a)	110,140	941,697
Edison International	72,380	3,718,884
Entergy Corp.	42,463	5,115,942

19

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

ELECTRIC (Continued)
Exelon Corp.	146,825	$13,208,377
FirstEnergy Corp.	67,708	5,574,400
FPL Group Inc.	90,476	5,933,416
Integrys Energy Group Inc.	16,933	860,704
Pepco Holdings Inc.	44,500	1,141,425
PG&E Corp.	79,043	3,137,217
Pinnacle West Capital Corp.(b)	22,223	683,802
PPL Corp.	82,940	4,335,274
Progress Energy Inc.(b)	57,803	2,417,899
Public Service Enterprise Group Inc.	112,938	5,187,242
Southern Co. (The)(b)	169,841	5,930,848
TECO Energy Inc.(b)	46,582	1,001,047
Xcel Energy Inc.(b)	95,767	1,922,044
		91,362,602

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	174,814	8,644,552
Molex Inc.(b)	31,316	764,424
		9,408,976

ELECTRONICS – 0.63%
Agilent Technologies Inc.(a)	81,109	2,882,614
Applied Biosystems Group	37,231	1,246,494
Jabil Circuit Inc.	46,308	759,914
PerkinElmer Inc.	25,769	717,667
Thermo Fisher Scientific Inc.(a)(b)	92,975	5,181,497
Tyco Electronics Ltd.	108,272	3,878,303
Waters Corp.(a)	22,232	1,433,964
		16,100,453

ENGINEERING & CONSTRUCTION – 0.23%
Fluor Corp.	19,682	3,662,427
Jacobs Engineering Group Inc.(a)(b)	26,966	2,176,156
		5,838,583

ENTERTAINMENT – 0.07%
International Game Technology Inc.	69,514	1,736,460
		1,736,460

ENVIRONMENTAL CONTROL – 0.20%
Allied Waste Industries Inc.(a)	73,709	930,208
Waste Management Inc.	110,038	4,149,533
		5,079,741

FOOD – 1.83%
Campbell Soup Co.(b)	48,669	1,628,465
ConAgra Foods Inc.(b)	108,354	2,089,065
Dean Foods Co.(a)(b)	32,930	646,087
General Mills Inc.	74,804	4,545,839
H.J. Heinz Co.	70,016	3,350,266
Hershey Co. (The)(b)	37,408	1,226,234
Kellogg Co.(b)	57,903	2,780,502
Kraft Foods Inc.	340,485	9,686,798

Security	Shares	Value

FOOD (Continued)
Kroger Co. (The)(b)	149,435	$4,314,188
McCormick & Co. Inc. NVS(b)	28,442	1,014,242
Safeway Inc.	97,806	2,792,361
Sara Lee Corp.	158,290	1,939,052
SUPERVALU Inc.(b)	46,943	1,450,069
Sysco Corp.(b)	134,081	3,688,568
Tyson Foods Inc. Class A	60,753	907,650
Whole Foods Market Inc.(b)	31,059	735,788
Wm. Wrigley Jr. Co.	48,083	3,739,896
		46,535,070

FOREST PRODUCTS & PAPER – 0.28%
International Paper Co.(b)	94,911	2,211,426
MeadWestvaco Corp.	38,694	922,465
Plum Creek Timber Co. Inc.(b)	38,264	1,634,255
Weyerhaeuser Co.(b)	46,563	2,381,232
		7,149,378

GAS – 0.19%
Nicor Inc.(b)	9,693	412,825
NiSource Inc.	60,778	1,089,142
Sempra Energy(b)	57,610	3,252,084
		4,754,051

HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp. (The)(b)	13,564	780,066
Snap-On Inc.(b)	13,001	676,182
Stanley Works (The)	17,429	781,342
		2,237,590

HEALTH CARE – PRODUCTS – 3.64%
Baxter International Inc.	140,888	9,008,379
Becton, Dickinson and Co.	54,212	4,407,436
Boston Scientific Corp.(a)	298,365	3,666,906
C.R. Bard Inc.(b)	22,302	1,961,461
Covidien Ltd.	110,776	5,305,063
Intuitive Surgical Inc.(a)(b)	8,585	2,312,799
Johnson & Johnson	628,898	40,463,297
Medtronic Inc.(b)	249,371	12,904,949
Patterson Companies Inc.(a)	28,790	846,138
St. Jude Medical Inc.(a)	76,436	3,124,704
Stryker Corp.(b)	52,985	3,331,697
Varian Medical Systems Inc.(a)(b)	27,773	1,440,030
Zimmer Holdings Inc.(a)	51,804	3,525,262
		92,298,121

HEALTH CARE – SERVICES – 0.95%
Aetna Inc.	110,302	4,470,540
Coventry Health Care Inc.(a)	34,401	1,046,478
Humana Inc.(a)	37,768	1,502,033
Laboratory Corp. of America Holdings(a)(b)	24,566	1,710,531
Quest Diagnostics Inc.(b)	34,963	1,694,657

20

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

HEALTH CARE – SERVICES (Continued)
Tenet Healthcare Corp.(a)(b)	104,381	$580,358
UnitedHealth Group Inc.	277,062	7,272,877
WellPoint Inc.(a)	119,358	5,688,602
		23,966,076

HOLDING COMPANIES – DIVERSIFIED – 0.07%
Leucadia National Corp.	37,600	1,764,944
		1,764,944

HOME BUILDERS – 0.08%
Centex Corp.(b)	26,832	358,744
D.R. Horton Inc.(b)	61,285	664,942
KB Home(b)	17,404	294,650
Lennar Corp. Class A(b)	30,690	378,715
Pulte Homes Inc.(b)	46,744	450,145
		2,147,196

HOME FURNISHINGS – 0.06%
Harman International Industries Inc.(b)	13,430	555,868
Whirlpool Corp.(b)	16,811	1,037,743
		1,593,611

HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.(b)	23,652	1,039,032
Clorox Co. (The)	30,871	1,611,466
Fortune Brands Inc.(b)	34,076	2,126,683
Kimberly-Clark Corp.	93,340	5,579,865
		10,357,046

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	62,010	1,041,148
		1,041,148

INSURANCE – 3.56%
ACE Ltd.	73,279	4,036,940
Aflac Inc.	105,437	6,621,444
Allstate Corp. (The)	124,467	5,674,451
American International Group Inc.	598,024	15,823,715
Aon Corp.(b)	67,882	3,118,499
Assurant Inc.	21,114	1,392,679
Chubb Corp.	82,245	4,030,827
CIGNA Corp.(b)	62,243	2,202,780
Cincinnati Financial Corp.(b)	36,878	936,701
Genworth Financial Inc. Class A	96,163	1,712,663
Hartford Financial Services Group Inc. (The)(b)	69,748	4,503,628
Lincoln National Corp.	58,782	2,664,000
Loews Corp.	80,326	3,767,289
Marsh & McLennan Companies Inc.	115,763	3,073,508
MBIA Inc.(b)	45,402	199,315
MetLife Inc.	157,483	8,310,378
MGIC Investment Corp.(b)	26,907	164,402

Security	Shares	Value

INSURANCE (Continued)
Principal Financial Group Inc.(b)	57,404	$2,409,246
Progressive Corp. (The)	150,728	2,821,628
Prudential Financial Inc.	98,687	5,895,561
Safeco Corp.	19,961	1,340,581
Torchmark Corp.	20,323	1,191,944
Travelers Companies Inc. (The)	137,089	5,949,663
Unum Group(b)	77,128	1,577,268
XL Capital Ltd. Class A(b)	39,666	815,533
		90,234,643

INTERNET – 2.10%
Akamai Technologies Inc.(a)(b)	37,168	1,293,075
Amazon.com Inc.(a)	68,508	5,023,692
eBay Inc.(a)	247,728	6,770,406
Expedia Inc.(a)	46,389	852,630
Google Inc. Class A(a)	51,489	27,104,839
IAC/InterActiveCorp(a)	40,226	775,557
Symantec Corp.(a)(b)	188,029	3,638,361
VeriSign Inc.(a)(b)	43,289	1,636,324
Yahoo! Inc.(a)	296,955	6,135,090
		53,229,974

INVESTMENT COMPANIES – 0.04%
American Capital Strategies Ltd.(b)	43,378	1,031,095
		1,031,095

IRON & STEEL – 0.52%
AK Steel Holding Corp.	24,923	1,719,687
Allegheny Technologies Inc.(b)	22,387	1,327,101
Nucor Corp.	69,532	5,191,954
United States Steel Corp.(b)	26,167	4,835,138
		13,073,880

LEISURE TIME – 0.20%
Carnival Corp.(b)	96,977	3,196,362
Harley-Davidson Inc.(b)	53,009	1,922,106
		5,118,468

LODGING – 0.16%
Marriott International Inc. Class A(b)	66,886	1,755,089
Starwood Hotels & Resorts Worldwide Inc.(b)	41,852	1,677,010
Wyndham Worldwide Corp.	39,074	699,815
		4,131,914

MACHINERY – 0.93%
Caterpillar Inc.(b)	138,246	10,205,320
Cummins Inc.	44,924	2,943,420
Deere & Co.	96,834	6,984,636
Manitowoc Co. Inc. (The)(b)	28,805	937,027
Rockwell Automation Inc.(b)	32,981	1,442,259
Terex Corp.(a)	22,591	1,160,500
		23,673,162

21

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

MANUFACTURING – 4.38%
Cooper Industries Ltd.(b)	39,184	$1,547,768
Danaher Corp.(b)	56,564	4,372,397
Dover Corp.(b)	42,655	2,063,222
Eastman Kodak Co.(b)	63,900	922,077
Eaton Corp.	36,435	3,095,882
General Electric Co.	2,216,982	59,171,249
Honeywell International Inc.	165,301	8,311,334
Illinois Tool Works Inc.(b)	88,951	4,226,062
Ingersoll-Rand Co. Ltd. Class A(b)	69,494	2,601,160
ITT Industries Inc.	40,348	2,555,239
Leggett & Platt Inc.(b)	36,984	620,222
Pall Corp.	27,168	1,078,026
Parker Hannifin Corp.(b)	37,438	2,670,078
Textron Inc.(b)	55,251	2,648,180
3M Co.	157,139	10,935,303
Tyco International Ltd.	107,720	4,313,109
		111,131,308

MEDIA – 2.63%
CBS Corp. Class B(b)	151,241	2,947,687
Clear Channel Communications Inc.	110,605	3,893,296
Comcast Corp. Class A	664,730	12,609,928
DIRECTV Group Inc. (The)(a)	158,270	4,100,776
E.W. Scripps Co. (The) Class A	19,857	824,860
Gannett Co. Inc.(b)	50,714	1,098,972
McGraw-Hill Companies Inc. (The)	71,721	2,877,447
Meredith Corp.(b)	8,222	232,600
New York Times Co. (The) Class A(b)	31,693	487,755
News Corp. Class A	510,948	7,684,658
Time Warner Inc.	794,130	11,753,124
Viacom Inc. Class B(a)	142,351	4,347,400
Walt Disney Co. (The)	418,117	13,045,250
Washington Post Co. (The) Class B(b)	1,293	758,862
		66,662,615

METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.(b)	30,865	2,974,460
		2,974,460

MINING – 0.92%
Alcoa Inc.	180,859	6,442,198
Freeport-McMoRan Copper & Gold Inc.(b)	84,999	9,961,033
Newmont Mining Corp.(b)	100,686	5,251,782
Titanium Metals Corp.(b)	21,235	297,078
Vulcan Materials Co.(b)	24,092	1,440,220
		23,392,311

OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	46,932	1,600,381
Xerox Corp.	203,892	2,764,776
		4,365,157

Security	Shares	Value

OIL & GAS – 12.20%
Anadarko Petroleum Corp.	103,948	$7,779,468
Apache Corp.	73,945	10,278,355
Cabot Oil & Gas Corp.	21,761	1,473,873
Chesapeake Energy Corp.(b)	106,821	7,045,913
Chevron Corp.	461,065	45,705,373
ConocoPhillips	344,538	32,520,942
Devon Energy Corp.	98,680	11,857,389
ENSCO International Inc.	31,906	2,576,090
EOG Resources Inc.	54,860	7,197,632
Exxon Mobil Corp.	1,177,354	103,760,208
Hess Corp.	61,943	7,816,587
Marathon Oil Corp.	157,446	8,166,724
Murphy Oil Corp.(b)	42,149	4,132,709
Nabors Industries Ltd.(a)	62,372	3,070,574
Noble Corp.	59,681	3,876,878
Noble Energy Inc.	38,174	3,838,777
Occidental Petroleum Corp.	182,644	16,412,390
Range Resources Corp.	33,157	2,173,110
Rowan Companies Inc.(b)	24,646	1,152,200
Southwestern Energy Co.(a)	75,821	3,609,838
Sunoco Inc.(b)	26,306	1,070,391
Tesoro Corp.	30,403	601,067
Transocean Inc.(a)	70,560	10,752,638
Valero Energy Corp.	118,746	4,889,960
XTO Energy Inc.(b)	113,335	7,764,581
		309,523,667

OIL & GAS SERVICES – 2.72%
Baker Hughes Inc.	68,717	6,001,743
BJ Services Co.(b)	65,118	2,079,869
Cameron International Corp.(a)(b)	48,512	2,685,139
Halliburton Co.	195,454	10,372,744
National Oilwell Varco Inc.(a)	91,772	8,142,012
Schlumberger Ltd.	265,926	28,568,430
Smith International Inc.(b)	44,613	3,709,125
Weatherford International Ltd.(a)	150,676	7,472,023
		69,031,085

PACKAGING & CONTAINERS – 0.11%
Ball Corp.	21,702	1,036,053
Bemis Co. Inc.(b)	21,997	493,173
Pactiv Corp.(a)(b)	29,266	621,317
Sealed Air Corp.(b)	35,723	679,094
		2,829,637

PHARMACEUTICALS – 5.48%
Abbott Laboratories	343,211	18,179,887
Allergan Inc.	67,962	3,537,422
AmerisourceBergen Corp.(b)	36,160	1,446,038
Barr Pharmaceuticals Inc.(a)(b)	23,898	1,077,322
Bristol-Myers Squibb Co.	439,550	9,023,961
Cardinal Health Inc.(b)	79,211	4,085,703
Eli Lilly and Co.	219,657	10,139,367

22

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

PHARMACEUTICALS (Continued)
Express Scripts Inc.(a)(b)	56,160	$3,522,355
Forest Laboratories Inc.(a)	69,198	2,403,939
Gilead Sciences Inc.(a)(b)	206,262	10,921,573
Hospira Inc.(a)	35,553	1,426,031
King Pharmaceuticals Inc.(a)	53,838	563,684
Medco Health Solutions Inc.(a)	115,318	5,443,010
Merck & Co. Inc.	480,776	18,120,447
Mylan Inc.(a)(b)	66,943	808,002
Pfizer Inc.	1,501,124	26,224,636
Schering-Plough Corp.	359,998	7,088,361
Watson Pharmaceuticals Inc.(a)(b)	22,859	621,079
Wyeth	297,096	14,248,724
		138,881,541

PIPELINES – 0.61%
El Paso Corp.(b)	155,708	3,385,092
Questar Corp.	38,401	2,728,007
Spectra Energy Corp.	140,521	4,038,574
Williams Companies Inc. (The)	129,945	5,238,083
		15,389,756

REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)(b)	38,689	742,829
		742,829

REAL ESTATE INVESTMENT TRUSTS – 1.08%
Apartment Investment and Management Co. Class A(b)	20,430	695,846
AvalonBay Communities Inc.(b)	17,085	1,523,299
Boston Properties Inc.(b)	26,540	2,394,439
Developers Diversified Realty Corp.	26,581	922,627
Equity Residential	59,923	2,293,253
General Growth Properties Inc.(b)	59,284	2,076,719
HCP Inc.	49,157	1,563,684
Host Hotels & Resorts Inc.(b)	116,166	1,585,666
Kimco Realty Corp.(b)	56,200	1,940,024
ProLogis(b)	57,364	3,117,733
Public Storage(b)	27,667	2,235,217
Simon Property Group Inc.	49,543	4,453,420
Vornado Realty Trust	29,990	2,639,120
		27,441,047

RETAIL – 5.22%
Abercrombie & Fitch Co. Class A(b)	19,108	1,197,689
AutoNation Inc.(a)(b)	30,092	301,522
AutoZone Inc.(a)	9,564	1,157,340
Bed Bath & Beyond Inc.(a)(b)	58,234	1,636,375
Best Buy Co. Inc.	78,282	3,099,967
Big Lots Inc.(a)(b)	18,145	566,850
Costco Wholesale Corp.	96,555	6,772,368
CVS Caremark Corp.	317,947	12,581,163
Darden Restaurants Inc.(b)	31,654	1,011,029

Security	Shares	Value

RETAIL (Continued)
Dillard’s Inc. Class A(b)	12,440	$143,931
Family Dollar Stores Inc.	31,470	627,512
GameStop Corp. Class A(a)	35,865	1,448,946
Gap Inc. (The)	101,095	1,685,254
Home Depot Inc.	374,756	8,776,786
J.C. Penney Co. Inc.(b)	49,285	1,788,553
Kohl’s Corp.(a)(b)	69,693	2,790,508
Limited Brands Inc.(b)	69,122	1,164,706
Lowe’s Companies Inc.	324,814	6,739,890
Macy’s Inc.	96,232	1,868,825
McDonald’s Corp.	254,299	14,296,690
Nordstrom Inc.	39,813	1,206,334
Office Depot Inc.(a)	60,361	660,349
RadioShack Corp.	29,264	359,069
Sears Holdings Corp.(a)(b)	16,224	1,195,060
Staples Inc.	155,730	3,698,588
Starbucks Corp.(a)	162,292	2,554,476
Target Corp.(b)	175,568	8,162,156
Tiffany & Co.(b)	28,246	1,151,024
TJX Companies Inc. (The)	97,100	3,055,737
Walgreen Co.(b)	220,164	7,157,532
Wal-Mart Stores Inc.	519,912	29,219,054
Wendy’s International Inc.	19,489	530,491
Yum! Brands Inc.(b)	105,627	3,706,451
		132,312,225

SAVINGS & LOANS – 0.15%
Hudson City Bancorp Inc.	115,223	1,921,920
Sovereign Bancorp Inc.	82,617	608,061
Washington Mutual Inc.(b)	235,178	1,159,428
		3,689,409

SEMICONDUCTORS – 2.54%
Advanced Micro Devices Inc.(a)(b)	133,658	779,226
Altera Corp.	68,333	1,414,493
Analog Devices Inc.	65,327	2,075,439
Applied Materials Inc.(b)	300,639	5,739,199
Broadcom Corp. Class A(a)	103,865	2,834,476
Intel Corp.	1,280,150	27,497,622
KLA-Tencor Corp.(b)	37,809	1,539,204
Linear Technology Corp.(b)	49,122	1,599,904
LSI Corp.(a)	147,109	903,249
MEMC Electronic Materials Inc.(a)	50,746	3,122,909
Microchip Technology Inc.(b)	41,984	1,282,191
Micron Technology Inc.(a)	168,598	1,011,588
National Semiconductor Corp.	50,481	1,036,880
Novellus Systems Inc.(a)(b)	22,742	481,903
NVIDIA Corp.(a)	123,443	2,310,853
QLogic Corp.(a)	30,539	445,564
Teradyne Inc.(a)	38,831	429,859
Texas Instruments Inc.	294,531	8,293,993
Xilinx Inc.(b)	63,657	1,607,339
		64,405,891

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

SOFTWARE – 3.82%
Adobe Systems Inc.(a)	118,126	$4,652,983
Autodesk Inc.(a)	51,322	1,735,197
Automatic Data Processing Inc.	116,114	4,865,177
BMC Software Inc.(a)(b)	42,717	1,537,812
CA Inc.	87,099	2,011,116
Citrix Systems Inc.(a)(b)	41,209	1,211,957
Compuware Corp.(a)	60,599	578,114
Electronic Arts Inc.(a)	70,377	3,126,850
Fidelity National Information Services Inc.	38,036	1,403,909
Fiserv Inc.(a)(b)	36,549	1,658,228
IMS Health Inc.	40,768	949,894
Intuit Inc.(a)	72,845	2,008,337
Microsoft Corp.	1,777,043	48,886,453
Novell Inc.(a)	78,525	462,512
Oracle Corp.(a)	878,190	18,441,990
Paychex Inc.	71,930	2,249,970
Total System Services Inc.	43,963	976,858
		96,757,357

TELECOMMUNICATIONS – 5.73%
American Tower Corp. Class A(a)(b)	89,910	3,798,698
AT&T Inc.	1,325,634	44,660,609
CenturyTel Inc.(b)	23,747	845,156
Ciena Corp.(a)(b)	19,409	449,707
Cisco Systems Inc.(a)	1,319,401	30,689,267
Citizens Communications Co.(b)	73,277	830,961
Corning Inc.	349,622	8,058,787
Embarq Corp.	34,025	1,608,362
JDS Uniphase Corp.(a)	50,359	572,078
Juniper Networks Inc.(a)	116,330	2,580,199
Motorola Inc.(b)	500,849	3,676,232
QUALCOMM Inc.	357,993	15,884,149
Qwest Communications International Inc.(b)	341,858	1,343,502
Sprint Nextel Corp.	632,756	6,011,182
Tellabs Inc.(a)	92,277	429,088
Verizon Communications Inc.	637,441	22,565,411
Windstream Corp.	100,975	1,246,032
		145,249,420

TEXTILES – 0.03%
Cintas Corp.	29,056	770,275
		770,275

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.(b)	31,727	1,133,288
Mattel Inc.	80,023	1,369,994
		2,503,282

TRANSPORTATION – 2.00%
Burlington Northern Santa Fe Corp.(b)	65,730	6,565,770
C.H. Robinson Worldwide Inc.(b)	37,931	2,080,136
CSX Corp.	89,586	5,626,897

Security	Shares or Principal	Value

TRANSPORTATION (Continued)
Expeditors International Washington Inc.(b)	47,373	$2,037,039
FedEx Corp.	68,731	5,415,315
Norfolk Southern Corp.	83,586	5,238,335
Ryder System Inc.(b)	12,849	885,039
Union Pacific Corp.	115,786	8,741,843
United Parcel Service Inc. Class B	228,990	14,076,015
		50,666,389

TOTAL COMMON STOCKS
(Cost: $2,364,157,359)		2,486,605,125

SHORT-TERM INVESTMENTS – 16.32%

MONEY MARKET FUNDS – 16.20%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(c)(d)	45,092,872	45,092,872
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	365,907,522	365,907,522
		411,000,394

U.S. TREASURY OBLIGATIONS – 0.12%
U.S. Treasury Bill
1.68%, 09/25/08(f)(g)	$3,050,000	3,037,431
		3,037,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,037,405)		414,037,825

TOTAL INVESTMENTS IN SECURITIES – 114.36%
(Cost: $2,778,194,764)		2,900,642,950

SHORT POSITIONS(h) – (0.00)%

COMMON STOCKS – (0.00)%
E.W. Scripps Co. (The) Class A When Issued	(19,857)	(60,961)
		(60,961)

TOTAL SHORT POSITIONS
(Proceeds: $60,913)		(60,961)

Other Assets, Less Liabilities – (14.36)%		(364,236,164)

NET ASSETS – 100.00%		$2,536,345,825

NVS	– Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(h)	See Note 1.

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (September 2008)	767	$49,130,185	$(2,791,055)

			$(2,791,055)

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2008

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$55,425,028	42.56%
U.S. Government & Agency	41,376,688	31.78
Financial	12,519,502	9.61
Consumer Non-Cyclical	3,773,797	2.90
Communications	3,688,019	2.83
Utilities	2,230,330	1.71
Foreign Government	2,097,979	1.61
Energy	1,928,513	1.48
Industrial	1,830,427	1.41
Multi-National	1,153,277	0.89
Consumer Cyclical	1,144,996	0.88
Asset-Backed Securities	1,033,132	0.79
Basic Materials	773,506	0.59
Technology	542,952	0.42
Municipal Debt Obligations	365,707	0.28
Short-Term and Other Net Assets	327,589	0.26

TOTAL	$130,211,442	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$528,935,036	20.86%
Energy	405,480,560	15.98
Financial	349,182,642	13.77
Technology	289,666,588	11.42
Industrial	286,661,275	11.30
Communications	269,237,231	10.62
Consumer Cyclical	178,216,969	7.02
Utilities	96,116,653	3.79
Basic Materials	81,343,227	3.21
Diversified	1,764,944	0.07
Futures Contracts	(2,791,055)	(0.11)
Short-Term and Other Net Assets	52,531,755	2.07

TOTAL	$2,536,345,825	100.00%

These tables are not part of the financial statements.

26

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$129,673,612	$2,367,194,370
Affiliated issuers (Note 2)	31,541,711	411,000,394

Total cost of investments	$161,215,323	$2,778,194,764

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$129,883,853	$2,489,642,556
Affiliated issuers (Note 2)	31,541,711	411,000,394

Total fair value of investments	161,425,564	2,900,642,950
Receivables:
Investment securities sold	1,677,304	608,524
Dividends and interest	1,198,210	3,532,385
Due from broker – variation margin	—	37,778

Total Assets	164,301,078	2,904,821,637

LIABILITIES
Payables:
Investment securities purchased	7,490,444	2,387,517
Collateral for securities on loan (Note 4)	26,582,208	365,907,522
Short positions, at fair value (Proceeds: $— and $60,913, respectively) (Note 1)	—	60,961
Investment advisory fees (Note 2)	6,571	105,663
Accrued expenses:
Professional fees (Note 2)	10,369	13,946
Independent trustees’ fees (Note 2)	44	203

Total Liabilities	34,089,636	368,475,812

NET ASSETS	$130,211,442	$2,536,345,825

(a)	Securities on loan with market values of $26,069,279 and $357,195,714, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$27,774,465
Interest from unaffiliated issuers	2,909,700	59,001
Interest from affiliated issuers (Note 2)	70,583	632,974
Securities lending income from affiliated issuers (Note 2)	57,274	682,045

Total investment income	3,037,557	29,148,485

EXPENSES (Note 2)
Investment advisory fees	47,535	672,840
Professional fees	10,229	13,229
Independent trustees’ fees	546	11,939

Total expenses	58,310	698,008
Less expense reductions (Note 2)	(10,775)	(25,168)

Net expenses	47,535	672,840

Net investment income	2,990,022	28,475,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	313,529	(16,742,476)
Net realized gain from short positions (Note 1)	—	187
Net realized loss on futures contracts	—	(9,580,554)
Net change in unrealized appreciation (depreciation) of investments	(1,707,533)	(346,980,002)
Net change in unrealized appreciation (depreciation) of futures contracts	—	270,338
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	—	139

Net realized and unrealized loss	(1,394,004)	(373,032,368)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,596,018	$(344,556,723)

The accompanying notes are an integral part of these financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,990,022	$5,658,566	$28,475,645	$56,196,080
Net realized gain (loss)	313,529	(166,092)	(26,322,843)	66,144,882
Net change in unrealized appreciation (depreciation)	(1,707,533)	2,512,239	(346,709,525)	49,858,427

Net increase (decrease) in net assets resulting from operations	1,596,018	8,004,713	(344,556,723)	172,199,389

Interestholder transactions:
Contributions	29,445,385	35,317,257	347,817,529	979,975,026	(a)
Withdrawals	(20,737,364)	(27,110,256)	(387,662,651)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	8,708,021	8,207,001	(39,845,122)	21,098,951

Increase (decrease) in net assets	10,304,039	16,211,714	(384,401,845)	193,298,340

NET ASSETS:
Beginning of period	119,907,403	103,695,689	2,920,747,670	2,727,449,330

End of period	$130,211,442	$119,907,403	$2,536,345,825	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolios’ net assets are computed and that may materially affect the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value of the Master Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments, as of June 30, 2008:

Investments in Securities
Master Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
Bond Index	$60,462,641	$100,962,923	$—	$161,425,564
S&P 500 Index	2,900,642,950	—	—	2,900,642,950

Other Financial Instruments(a)
Master Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P 500 Index	$(2,791,055)	$—	$—	$(2,791,055)

(a)	Other financial instruments include futures contracts.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value, for the six months ended June 30, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Bond Index	$815,869	$—	$(5,702)	$(124,664)	$(685,503)	$—	$—

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing

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substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$161,686,539	$2,258,626	$(2,519,601)	$(260,975)
S&P 500 Index	2,826,429,576	609,672,281	(535,458,907)	74,213,374

The Master Portfolios adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2008, the S&P 500 Index Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,050,000 for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Master Portfolios may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolios’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appreciation (depreciation) in the Master Portfolios’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolios record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolios, if any, are included in their respective Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2008, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $10,775 and $25,168, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the six months ended June 30, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$57,274
S&P 500 Index	682,045

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$47,933,847	$41,784,863	$7,163,709	$1,104,394
S&P 500 Index	—	—	124,328,552	66,820,414

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of June 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.11%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	5.03%		5.15%	4.97%	4.56%	4.17%	4.24%
Portfolio turnover rate(b)	36%		61%	57%	76%	148%	67%
Total return	1.55	%(c)	7.31%	4.91%	2.27%	4.20%	4.07%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	0.05%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.12%		1.98%	1.93%	1.84%	1.91%	1.74%
Portfolio turnover rate(b)	3%		7%	14%	10%	14%	8%
Total return	(11.89	)%(c)	5.54%	15.75%	4.87%	10.82%	28.52%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Bond Index Master Portfolio and S&P 500 Index Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions (for the S&P 500 Index Master Portfolio), managing risk and diversification (for the Bond Index Master Portfolio), employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, and (ii) the Master Portfolios’ published performance benchmarks, the S&P 500 Index or the Lehman Brothers U.S. Aggregate Index, as applicable. The Board noted that the S&P 500 Index Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2007, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that the Bond Index Master Portfolio outperformed its published benchmark in 2007 and on an annualized basis over three years and over five years. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other registered investment companies, objectively selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year periods (or since inception) ended December 31, 2007, as applicable, as compared to the performance of other registered investment companies

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BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

with similar investment objectives, as selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to the underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolios outperformed the median performance of the funds in their respective Lipper Performance Group over relevant periods. The Board noted that the advisory fees for the S&P 500 Index Master Portfolio and the Bond Index Master Portfolio were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses for both the Master Portfolios were generally lower than the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolios’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Bond Index Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the S&P 500 Index Master Portfolio and the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management

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BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was generally lower than or in line with the investment advisory fee rates for other funds registered under the 1940 Act, higher than the investment management fee rates for separate accounts and higher than the investment management fee rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rates for certain of the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

38

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 71.02%
Active Stock Master Portfolio(a)		$52,808,188
CoreAlpha Bond Master Portfolio(a)		167,433,063

TOTAL MASTER PORTFOLIOS		220,241,251

EXCHANGE-TRADED FUNDS – 29.02%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	44,720	3,360,261
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	128,768	4,817,211
iShares Lehman TIPS Bond Fund(a)(b)	264,363	28,511,549
iShares MSCI Canada Index Fund(a)(b)	76,142	2,530,960
iShares MSCI EAFE Index Fund(a)	341,628	23,469,844
iShares MSCI EAFE Small Cap Index Fund(a)	56,267	2,474,904
iShares MSCI Emerging Markets Index Fund(a)(b)	50,129	6,796,490
iShares S&P MidCap 400 Index Fund(a)(b)	149,778	12,206,907
iShares S&P SmallCap 600 Index Fund(a)(b)	97,224	5,849,968

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $83,837,951)		90,018,094

SHORT-TERM INVESTMENTS – 6.28%

MONEY MARKET FUNDS – 6.28%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(a)(c)	1,231,907	1,231,907
BGI Cash Premier Fund LLC
2.63%(a)(c)(d)	18,235,710	18,235,710
		19,467,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,467,617)		19,467,617

TOTAL INVESTMENTS – 106.32%		329,726,962

Other Assets, Less Liabilities – (6.32)%		(19,611,206)

NET ASSETS – 100.00%		$310,115,756

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

31

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 69.41%
Active Stock Master Portfolio(a)		$172,874,678
CoreAlpha Bond Master Portfolio(a)		434,427,778

TOTAL MASTER PORTFOLIOS		607,302,456

EXCHANGE-TRADED FUNDS – 30.20%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	142,509	10,708,126
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	371,396	13,893,924
iShares Lehman TIPS Bond Fund(a)(b)	684,909	73,867,436
iShares MSCI Canada Index Fund(a)(b)	234,240	7,786,138
iShares MSCI EAFE Index Fund(a)(b)	1,059,215	72,768,070
iShares MSCI EAFE Small Cap Index Fund(a)	162,754	7,158,735
iShares MSCI Emerging Markets Index Fund(a)(b)	162,282	22,002,194
iShares S&P MidCap 400 Index Fund(a)(b)	465,973	37,976,799
iShares S&P SmallCap 600 Index Fund(a)(b)	299,894	18,044,622

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $243,760,876)		264,206,044

SHORT-TERM INVESTMENTS – 6.63%

MONEY MARKET FUNDS – 6.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(a)(c)	3,317,714	3,317,714
BGI Cash Premier Fund LLC
2.63%(a)(c)(d)	54,730,250	54,730,250
		58,047,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,047,964)		58,047,964

TOTAL INVESTMENTS – 106.24%		929,556,464

Other Assets, Less Liabilities – (6.24)%		(54,628,744)

NET ASSETS – 100.00%		$874,927,720

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

32

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 63.30%
Active Stock Master Portfolio(a)		$491,737,214
CoreAlpha Bond Master Portfolio(a)		518,526,073

TOTAL MASTER PORTFOLIOS		1,010,263,287

EXCHANGE-TRADED FUNDS – 36.38%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	352,456	26,483,544
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,075,208	40,223,531
iShares Lehman TIPS Bond Fund(a)(b)	782,848	84,430,157
iShares MSCI Canada Index Fund(a)(b)	649,891	21,602,377
iShares MSCI EAFE Index Fund(a)	2,789,528	191,640,574
iShares MSCI EAFE Small Cap Index Fund(a)	445,933	19,614,363
iShares MSCI Emerging Markets Index Fund(a)(b)	431,704	58,530,428
iShares S&P MidCap 400 Index Fund(a)	1,155,211	94,149,696
iShares S&P SmallCap 600 Index Fund(a)(b)	732,429	44,070,253

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $529,817,004)		580,744,923

SHORT-TERM INVESTMENTS – 8.85%

MONEY MARKET FUNDS – 8.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.58%(a)(c)	7,311,591	7,311,591
BGI Cash Premier Fund LLC
2.63%(a)(c)(d)	133,991,671	133,991,671
		141,303,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $141,303,262)		141,303,262

TOTAL INVESTMENTS – 108.53%		1,732,311,472

Other Assets, Less Liabilities – (8.53)%		(136,213,179)

NET ASSETS – 100.00%		$1,596,098,293

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

33

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 58.82%
Active Stock Master Portfolio(a)		$485,998,312
CoreAlpha Bond Master Portfolio(a)		245,892,939

TOTAL MASTER PORTFOLIOS		731,891,251

EXCHANGE-TRADED FUNDS – 40.86%
iShares Cohen & Steers Realty Majors Index Fund(a)	336,629	25,294,303
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,111,478	41,580,392
iShares Lehman TIPS Bond Fund(a)(b)	332,315	35,840,173
iShares MSCI Canada Index Fund(a)(b)	606,128	20,147,695
iShares MSCI EAFE Index Fund(a)(b)	2,672,520	183,602,124
iShares MSCI EAFE Small Cap Index Fund(a)	451,060	19,839,874
iShares MSCI Emerging Markets Index Fund(a)(b)	410,575	55,665,758
iShares S&P MidCap 400 Index Fund(a)(b)	1,084,908	88,420,002
iShares S&P SmallCap 600 Index Fund(a)(b)	633,016	38,088,573

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $472,329,414)		508,478,894

SHORT-TERM INVESTMENTS – 13.42%

MONEY MARKET FUNDS – 13.42%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(a)(c)	6,632,634	6,632,634
BGI Cash Premier Fund LLC
2.63%(a)(c)(d)	160,329,483	160,329,483
		166,962,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,962,117)		166,962,117

TOTAL INVESTMENTS – 113.10%		1,407,332,262

Other Assets, Less Liabilities – (13.10)%		(163,049,083)

NET ASSETS – 100.00%		$1,244,283,179

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

34

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 55.90%
Active Stock Master Portfolio(a)		$442,659,959
CoreAlpha Bond Master Portfolio(a)		95,166,138

TOTAL MASTER PORTFOLIOS		537,826,097

EXCHANGE-TRADED FUNDS – 44.54%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	307,893	23,135,080
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	982,710	36,763,181
iShares Lehman TIPS Bond Fund(a)	74,295	8,012,716
iShares MSCI Canada Index Fund(a)(b)	538,922	17,913,767
iShares MSCI EAFE Index Fund(a)(b)	2,391,686	164,308,828
iShares MSCI EAFE Small Cap Index Fund(a)	418,510	18,408,162
iShares MSCI Emerging Markets Index Fund(a)(b)	362,361	49,128,905
iShares S&P MidCap 400 Index Fund(a)	937,742	76,425,973
iShares S&P SmallCap 600 Index Fund(a)(b)	571,460	34,384,748

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $409,569,988)		428,481,360

SHORT-TERM INVESTMENTS – 18.09%

MONEY MARKET FUNDS – 18.09%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(a)(c)	7,075,473	7,075,473
BGI Cash Premier Fund LLC
2.63%(a)(c)(d)	166,928,155	166,928,155
		174,003,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,003,628)		174,003,628

TOTAL INVESTMENTS – 118.53%		1,140,311,085

Other Assets, Less Liabilities – (18.53)%		(178,290,902)

NET ASSETS – 100.00%		$962,020,183

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

35

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Shares	Value

COMMON STOCKS – 97.92%

AEROSPACE & DEFENSE – 1.63%
Boeing Co. (The)	79,270	$5,209,624
General Dynamics Corp.	103,805	8,740,381
Goodrich Corp.	35,135	1,667,507
Northrop Grumman Corp.(a)	167,924	11,234,116
		26,851,628

AGRICULTURE – 2.94%
Altria Group Inc.	434,770	8,938,871
Monsanto Co.(a)	127,790	16,157,768
Philip Morris International Inc.	473,395	23,380,979
		48,477,618

AIRLINES – 0.02%
AMR Corp.(a)(b)	44,034	225,454
Continental Airlines Inc. Class B(a)(b)	5,996	60,620
		286,074

APPAREL – 0.10%
Coach Inc.(b)	46,634	1,346,790
Jones Apparel Group Inc.(a)	12,486	171,682
Nike Inc. Class B	1,178	70,221
		1,588,693

AUTO MANUFACTURERS – 0.05%
General Motors Corp.(a)	77,970	896,655
		896,655

AUTO PARTS & EQUIPMENT – 0.01%
Autoliv Inc.	2,436	113,566
		113,566

BANKS – 3.43%
Bank of America Corp.(a)	501,067	11,960,469
Bank of New York Mellon Corp. (The)(a)	338,197	12,793,993
Colonial BancGroup Inc. (The)(a)	18,121	80,095
Discover Financial Services LLC	15,626	205,794
KeyCorp(a)	135,589	1,488,767
National City Corp.(a)	105,359	502,562
Northern Trust Corp.	146,667	10,056,956
Regions Financial Corp.(a)	66,303	723,366
State Street Corp.	29,103	1,862,301
UnionBanCal Corp.(a)	142,429	5,756,980
Wachovia Corp.(a)	442,210	6,867,521
Wells Fargo & Co.(a)	134,753	3,200,384
Zions Bancorporation(a)	32,024	1,008,436
		56,507,624

BEVERAGES – 2.24%
Anheuser-Busch Companies Inc.	102,528	6,369,039
Coca-Cola Co. (The)	3,308	171,950
Coca-Cola Enterprises Inc.	41,935	725,475

Security	Shares	Value

BEVERAGES (Continued)
Molson Coors Brewing Co. Class B	11,231	$610,180
Pepsi Bottling Group Inc.(a)	178,622	4,987,126
PepsiAmericas Inc.(a)	101,605	2,009,747
PepsiCo Inc.(a)	345,308	21,958,136
		36,831,653

BIOTECHNOLOGY – 1.70%
Amgen Inc.(b)	329,546	15,541,389
Biogen Idec Inc.(b)	193,228	10,799,513
Genentech Inc.(a)(b)	20,662	1,568,246
		27,909,148

BUILDING MATERIALS – 0.02%
Lennox International Inc.(a)	12,344	357,482
		357,482

CHEMICALS – 1.32%
Airgas Inc.(a)	8,989	524,868
Ashland Inc.(a)	63,372	3,054,530
CF Industries Holdings Inc.	5,140	785,392
Cytec Industries Inc.(a)	49,581	2,705,139
Lubrizol Corp.	128,100	5,934,873
Mosaic Co. (The)(b)	57,363	8,300,426
Terra Industries Inc.(a)	8,651	426,927
		21,732,155

COAL – 0.42%
Massey Energy Co.(a)	73,591	6,899,156
		6,899,156

COMMERCIAL SERVICES – 1.59%
Accenture Ltd.	303,581	12,361,818
Apollo Group Inc. Class A(a)(b)	43,092	1,907,252
Deluxe Corp.	4,290	76,448
H&R Block Inc.(a)	46,280	990,392
ITT Educational Services Inc.(a)(b)	26,490	2,188,869
Manpower Inc.(a)	60,986	3,551,825
Moody’s Corp.(a)	51,110	1,760,228
Robert Half International Inc.(a)	12,544	300,680
Visa Inc. Class A(b)	11,960	972,468
Weight Watchers International Inc.(a)	10,882	387,508
Western Union Co.	70,760	1,749,187
		26,246,675

COMPUTERS – 4.75%
Apple Inc.(b)	126,565	21,192,044
Cadence Design Systems Inc.(b)	6,167	62,287
Computer Sciences Corp.(b)	11,724	549,152
Dell Inc.(b)	7,696	168,388
Electronic Data Systems Corp.	72,960	1,797,734
Hewlett-Packard Co.	523,989	23,165,554
International Business Machines Corp.	130,862	15,511,073
Lexmark International Inc. Class A(a)(b)	35,813	1,197,229

36

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

COMPUTERS (Continued)
Seagate Technology(a)	420,034	$8,035,250
Sun Microsystems Inc.(b)	359,235	3,908,477
Teradata Corp.(b)	113,674	2,630,416
		78,217,604

COSMETICS & PERSONAL CARE – 3.20%
Colgate-Palmolive Co.	250,782	17,329,036
Procter & Gamble Co. (The)	581,798	35,379,136
		52,708,172

DISTRIBUTION & WHOLESALE – 0.33%
W.W. Grainger Inc.(a)	67,199	5,496,878
		5,496,878

DIVERSIFIED FINANCIAL SERVICES – 5.70%
American Express Co.	146,484	5,518,052
AmeriCredit Corp.(a)(b)	56,100	483,582
Ameriprise Financial Inc.(a)	221,076	8,991,161
Capital One Financial Corp.(a)	52,785	2,006,358
CIT Group Inc.	57,870	394,095
Citigroup Inc.	1,109,896	18,601,857
Countrywide Financial Corp.(a)	79,101	336,179
Federal Home Loan Mortgage Corp.(a)	92,219	1,512,392
Federal National Mortgage Association(a)	153,574	2,996,229
Goldman Sachs Group Inc. (The)(a)	63,326	11,075,717
JPMorgan Chase & Co.	709,440	24,340,886
Lehman Brothers Holdings Inc.	99,018	1,961,547
Merrill Lynch & Co. Inc.	141,715	4,493,783
Morgan Stanley	183,727	6,627,033
NYSE Euronext Inc.	70,638	3,578,521
SLM Corp.(a)(b)	46,608	901,865
		93,819,257

ELECTRIC – 3.34%
AES Corp. (The)(a)(b)	417,007	8,010,704
Alliant Energy Corp.(a)	48,398	1,658,115
Constellation Energy Group Inc.	48,774	4,004,345
Edison International(a)	360,821	18,538,983
FirstEnergy Corp.(a)	247,643	20,388,448
Mirant Corp.(b)	7,335	287,165
Public Service Enterprise Group Inc.	46,768	2,148,054
		55,035,814

ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
Emerson Electric Co.	394,757	19,520,734
		19,520,734

ELECTRONICS – 1.10%
Agilent Technologies Inc.(a)(b)	228,040	8,104,542
Applied Biosystems Group	87,259	2,921,431
Flextronics International Ltd.(a)(b)	193,194	1,816,024
Jabil Circuit Inc.	82,749	1,357,911
Mettler-Toledo International Inc.(a)(b)	13,858	1,314,570

Security	Shares	Value

ELECTRONICS (Continued)
Tyco Electronics Ltd.	68,665	$2,459,580
Waters Corp.(b)	2,114	136,353
		18,110,411

ENGINEERING & CONSTRUCTION – 1.47%
Fluor Corp.(a)	69,276	12,890,878
Jacobs Engineering Group Inc.(a)(b)	6,746	544,402
KBR Inc.	55,092	1,923,262
McDermott International Inc.(a)(b)	142,449	8,816,169
		24,174,711

ENVIRONMENTAL CONTROL – 0.16%
Republic Services Inc.	90,740	2,694,978
		2,694,978

FOOD – 1.59%
General Mills Inc.(a)	220,204	13,381,797
H.J. Heinz Co.(a)	38,655	1,849,642
Hormel Foods Corp.(a)	20,790	719,542
J.M. Smucker Co. (The)	8,850	359,664
Kellogg Co.	1,543	74,095
Sara Lee Corp.	397,227	4,866,031
SUPERVALU Inc.(a)	77,414	2,391,318
Tyson Foods Inc. Class A	6,285	93,898
Wm. Wrigley Jr. Co.	30,992	2,410,558
		26,146,545

FOREST PRODUCTS & PAPER – 0.25%
International Paper Co.(a)	176,029	4,101,476
		4,101,476

GAS – 0.53%
AGL Resources Inc.	1,289	44,574
Energen Corp.(a)	30,397	2,371,878
Sempra Energy(a)	85,106	4,804,234
UGI Corp.(a)	52,402	1,504,461
		8,725,147

HEALTH CARE - PRODUCTS – 4.76%
Alcon Inc.(a)	75,206	12,242,785
Baxter International Inc.(a)	288,229	18,429,362
Becton, Dickinson and Co.	180,620	14,684,406
Covidien Ltd.	7,464	357,451
Johnson & Johnson	225,200	14,489,368
Medtronic Inc.(a)	39,044	2,020,527
St. Jude Medical Inc.(a)(b)	208,138	8,508,681
Zimmer Holdings Inc.(a)(b)	112,862	7,680,259
		78,412,839

HEALTH CARE - SERVICES – 0.72%
Health Net Inc.(b)	48,154	1,158,585
Humana Inc.(b)	8,684	345,363
Lincare Holdings Inc.(a)(b)	12,902	366,417

37

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
UnitedHealth Group Inc.	140,446	$3,686,707
Universal Health Services Inc. Class B	10,656	673,672
WellCare Health Plans Inc.(a)(b)	22,609	817,315
WellPoint Inc.(a)(b)	100,587	4,793,976
		11,842,035

HOME BUILDERS – 0.22%
Centex Corp.(a)	20,943	280,008
NVR Inc.(a)(b)	6,588	3,294,527
		3,574,535

HOUSEHOLD PRODUCTS & WARES – 0.00%
Blyth Inc.	4,391	52,824
		52,824

INSURANCE – 3.15%
ACE Ltd.	194,278	10,702,775
Ambac Financial Group Inc.(a)	13,358	17,900
American International Group Inc.	171,794	4,545,669
Aon Corp.	21,663	995,198
Axis Capital Holdings Ltd.(a)	96,897	2,888,500
Genworth Financial Inc. Class A(a)	181,583	3,233,993
Lincoln National Corp.(a)	58,884	2,668,623
Marsh & McLennan Companies Inc.	58,676	1,557,848
MetLife Inc.	94,592	4,991,620
Protective Life Corp.	2,927	111,372
Prudential Financial Inc.(a)	77,471	4,628,118
StanCorp Financial Group Inc.	304	14,276
Torchmark Corp.(a)	9,148	536,530
Travelers Companies Inc. (The)	266,834	11,580,596
W.R. Berkley Corp.	71,026	1,715,988
Willis Group Holdings Ltd.	25,222	791,214
XL Capital Ltd. Class A(a)	39,336	808,748
		51,788,968

INTERNET – 1.69%
Check Point Software Technologies Ltd.(b)	78,623	1,861,006
eBay Inc.(b)	459,258	12,551,521
Google Inc. Class A(b)	22,795	11,999,744
IAC/InterActiveCorp(b)	14,144	272,696
Symantec Corp.(a)(b)	62,362	1,206,705
		27,891,672

IRON & STEEL – 0.34%
Reliance Steel & Aluminum Co.(a)	73,260	5,647,613
		5,647,613

LODGING – 0.25%
Choice Hotels International Inc.(a)	56,233	1,490,174
Starwood Hotels & Resorts Worldwide Inc.(a)	41,199	1,650,844
Wyndham Worldwide Corp.	54,904	983,331
		4,124,349

Security	Shares	Value

MACHINERY – 0.13%
Deere & Co.	20,943	$1,510,619
Gardner Denver Inc.(b)	10,954	622,187
		2,132,806

MANUFACTURING – 2.83%
Cooper Industries Ltd.	9,676	382,202
Dover Corp.	129,870	6,281,812
General Electric Co.	893,363	23,843,858
Honeywell International Inc.	262,669	13,206,997
Tyco International Ltd.	69,660	2,789,186
		46,504,055

MEDIA – 3.03%
CBS Corp. Class B	40,976	798,622
DIRECTV Group Inc. (The)(a)(b)	611,295	15,838,653
Dish Network Corp. Class A(b)	135,083	3,955,230
McGraw-Hill Companies Inc. (The)(a)	46,454	1,863,734
Time Warner Inc.(a)	1,189,930	17,610,964
Viacom Inc. Class B(a)(b)	136,453	4,167,275
Walt Disney Co. (The)(a)	182,526	5,694,811
		49,929,289

METAL FABRICATE & HARDWARE – 0.12%
Commercial Metals Co.	18,133	683,614
Timken Co. (The)	39,762	1,309,760
		1,993,374

MINING – 0.11%
Southern Copper Corp.(a)	17,399	1,855,255
		1,855,255

OFFICE & BUSINESS EQUIPMENT – 0.06%
Xerox Corp.	67,382	913,700
		913,700

OIL & GAS – 11.97%
Apache Corp.	72,610	10,092,790
Chevron Corp.	159,238	15,785,263
ConocoPhillips	328,248	30,983,329
Devon Energy Corp.	79,208	9,517,633
ENSCO International Inc.(a)	191,663	15,474,871
Exxon Mobil Corp.	920,151	81,092,908
Noble Corp.	111,044	7,213,418
Noble Energy Inc.(a)	160,887	16,178,797
Occidental Petroleum Corp.	42,743	3,840,886
Sunoco Inc.(a)	38,078	1,549,394
Valero Energy Corp.	128,497	5,291,506
		197,020,795

OIL & GAS SERVICES – 1.85%
Baker Hughes Inc.	6,646	580,462
Dresser-Rand Group Inc.(b)	41,558	1,624,918

38

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares	Value

OIL & GAS SERVICES (Continued)
FMC Technologies Inc.(a)(b)	9,482	$729,450
Global Industries Ltd.(a)(b)	39,973	716,716
Halliburton Co.	95,812	5,084,743
National Oilwell Varco Inc.(a)(b)	104,851	9,302,381
Schlumberger Ltd.	42,080	4,520,654
Smith International Inc.	18,161	1,509,906
Superior Energy Services Inc.(a)(b)	56,892	3,137,025
Tidewater Inc.(a)	50,427	3,279,268
		30,485,523

PACKAGING & CONTAINERS – 0.54%
Crown Holdings Inc.(a)(b)	144,988	3,768,238
Owens-Illinois Inc.(b)	72,940	3,040,869
Packaging Corp. of America	4,875	104,861
Sonoco Products Co.(a)	63,680	1,970,896
		8,884,864

PHARMACEUTICALS – 5.01%
Bristol-Myers Squibb Co.	587,952	12,070,655
Cardinal Health Inc.	4,709	242,890
Eli Lilly and Co.(a)	280,244	12,936,063
Express Scripts Inc.(b)	18,671	1,171,045
Forest Laboratories Inc.(a)(b)	382,950	13,303,683
King Pharmaceuticals Inc.(a)(b)	133,148	1,394,060
Medco Health Solutions Inc.(b)	84,570	3,991,704
Merck & Co. Inc.	345,433	13,019,370
Pfizer Inc.(a)	1,380,216	24,112,374
Sepracor Inc.(a)(b)	9,983	198,861
		82,440,705

PIPELINES – 1.01%
ONEOK Inc.	3,583	174,958
Williams Companies Inc. (The)(a)	408,738	16,476,229
		16,651,187

REAL ESTATE – 0.04%
Jones Lang LaSalle Inc.(a)	9,949	598,830
		598,830

REAL ESTATE INVESTMENT TRUSTS – 0.78%
Hospitality Properties Trust(a)	14,897	364,381
Host Hotels & Resorts Inc.(a)	443,104	6,048,370
HRPT Properties Trust	13,444	91,016
ProLogis(a)	112,953	6,138,996
SL Green Realty Corp.(a)	2,200	181,984
		12,824,747

RETAIL – 5.62%
Advance Auto Parts Inc.	11,299	438,740
AutoZone Inc.(b)	5,026	608,196
Big Lots Inc.(a)(b)	96,155	3,003,882
BJ’s Wholesale Club Inc.(a)(b)	112,521	4,354,563
CBRL Group Inc.(a)	1,719	42,133

Security	Shares	Value

RETAIL (Continued)
Costco Wholesale Corp.	31,662	$2,220,773
CVS Caremark Corp.	7,400	292,818
Dollar Tree Inc.(a)(b)	119,017	3,890,666
Family Dollar Stores Inc.(a)	92,429	1,843,034
Gap Inc. (The)(a)	434,629	7,245,265
Home Depot Inc.	179,978	4,215,085
Macy’s Inc.(a)	158,230	3,072,827
McDonald’s Corp.(a)	380,119	21,370,290
Office Depot Inc.(a)(b)	175,802	1,923,274
OfficeMax Inc.	15,483	215,214
Penske Automotive Group Inc.(a)	42,006	619,168
RadioShack Corp.(a)	125,396	1,538,609
TJX Companies Inc. (The)(a)	207,135	6,518,538
Wal-Mart Stores Inc.	518,805	29,156,841
		92,569,916

SAVINGS & LOANS – 0.26%
New York Community Bancorp Inc.	146,740	2,617,842
Sovereign Bancorp Inc.	215,865	1,588,766
		4,206,608

SEMICONDUCTORS – 2.81%
Atmel Corp.(b)	16,162	56,244
Integrated Device Technology Inc.(a)(b)	96,757	961,765
Intel Corp.(a)	1,206,718	25,920,303
LSI Corp.(a)(b)	325,224	1,996,875
National Semiconductor Corp.	31,673	650,563
NVIDIA Corp.(a)(b)	211,922	3,967,180
QLogic Corp.(b)	119,812	1,748,057
Texas Instruments Inc.(a)	387,345	10,907,635
		46,208,622

SOFTWARE – 4.50%
Adobe Systems Inc.(a)(b)	286,345	11,279,130
Autodesk Inc.(a)(b)	145,692	4,925,847
BMC Software Inc.(a)(b)	33,296	1,198,656
Broadridge Financial Solutions Inc.	47,400	997,770
CA Inc.	3,512	81,092
Dun & Bradstreet Corp. (The)(a)	24,973	2,188,634
IMS Health Inc.(a)	183,645	4,278,928
Metavante Technologies Inc.(b)	7,535	170,442
Microsoft Corp.	1,448,921	39,859,817
Oracle Corp.(b)	366,029	7,686,609
Paychex Inc.	44,245	1,383,984
		74,050,909

TELECOMMUNICATIONS – 5.30%
ADTRAN Inc.(a)	10,598	252,656
AT&T Inc.	1,037,365	34,948,827
Cisco Systems Inc.(a)(b)	513,533	11,944,778
Corning Inc.	50,790	1,170,710
Embarq Corp.(a)	24,911	1,177,543
QUALCOMM Inc.	283,781	12,591,363

39

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Shares or Principal	Value

TELECOMMUNICATIONS (Continued)
Sprint Nextel Corp.(a)	761,337	$7,232,702
Telephone and Data Systems Inc. Special	15,064	664,322
United States Cellular Corp.(a)(b)	3,653	206,577
Verizon Communications Inc.	480,701	17,016,815
		87,206,293

TOYS, GAMES & HOBBIES – 0.32%
Hasbro Inc.(a)	146,896	5,247,125
		5,247,125

TRANSPORTATION – 1.42%
CSX Corp.	40,748	2,559,382
FedEx Corp.(a)	36,156	2,848,731
Kirby Corp.(a)(b)	83,943	4,029,264
Landstar System Inc.	18,282	1,009,532
Norfolk Southern Corp.(a)	82,637	5,178,861
Union Pacific Corp.(a)	86,149	6,504,250
UTi Worldwide Inc.	2,606	51,990
YRC Worldwide Inc.(a)(b)	78,027	1,160,261
		23,342,271

TOTAL COMMON STOCKS
(Cost: $1,688,666,913)		1,611,851,563

SHORT-TERM INVESTMENTS – 18.49%

MONEY MARKET FUNDS – 18.35%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(c)(d)	31,045,166	31,045,166
BGI Cash Premier Fund LLC
2.63%(c)(d)(e)	271,045,224	271,045,224
		302,090,390

U.S. TREASURY OBLIGATIONS – 0.14%
U.S. Treasury Bill
1.68%, 09/25/08(f)(g)	$2,200,000	2,191,066
		2,191,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $304,281,035)		304,281,456

TOTAL INVESTMENTS IN SECURITIES – 116.41%
(Cost: $1,992,947,948)		1,916,133,019

Other Assets, Less Liabilities – (16.41)%		(270,054,668)

NET ASSETS – 100.00%		$1,646,078,351

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (September 2008)	438	$28,056,090	$(1,608,080)

			$(1,608,080)

The accompanying notes are an integral part of these financial statements.

40

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES – 33.43%

AEROSPACE & DEFENSE – 0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$485,000
TransDigm Inc.
7.75%, 07/15/14	250,000	246,875
		731,875

AGRICULTURE – 0.78%
Alliance One International Inc.
8.50%, 05/15/12	250,000	235,000
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,161,119
5.65%, 05/16/18	4,400,000	4,276,633
Reynolds American Inc.
3.48%, 06/15/11	5,060,000	4,782,004
		11,454,756

APPAREL – 0.04%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	502,500
		502,500

AUTO MANUFACTURERS – 0.56%
DaimlerChrysler North America Holding Corp.
3.14%, 03/13/09	5,000,000	4,984,800
8.50%, 01/18/31	1,950,000	2,254,617
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08(a)	1,000,000	967,500
		8,206,917

AUTO PARTS & EQUIPMENT – 0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,242,187
		1,242,187

BANKS – 3.37%
American Express Bank FSB
5.50%, 04/16/13	4,250,000	4,155,561
5.55%, 10/17/12	5,700,000	5,638,634
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,201,691
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,173,240
5.75%, 12/01/17	1,500,000	1,408,674
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,624,343
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,999,853
6.50%, 09/15/37	2,400,000	2,187,802

Security	Principal	Value

BANKS (Continued)
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$4,900,000	$4,760,071
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,860,949
Wachovia Bank N.A.
6.00%, 11/15/17	2,100,000	1,960,856
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,688,895
5.50%, 05/01/13	4,500,000	4,306,954
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,340,916
		49,308,439

BEVERAGES – 0.37%
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,522,266
5.00%, 06/01/18	4,000,000	3,902,644
		5,424,910

BIOTECHNOLOGY – 0.10%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,487,074
		1,487,074

BUILDING MATERIALS – 0.05%
CRH America Inc.
6.00%, 09/30/16	800,000	741,930
		741,930

CHEMICALS – 0.21%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,579,838
Mosaic Co. (The)
7.88%, 12/01/16(b)	250,000	266,250
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	223,750
		3,069,838

COMMERCIAL SERVICES – 0.11%
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	200,000
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,210,470
Service Corp. International
6.75%, 04/01/15	250,000	238,125
		1,648,595

COMPUTERS – 0.17%
Hewlett-Packard Co.
4.50%, 03/01/13	2,500,000	2,476,060
		2,476,060

41

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES – 7.70%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	$5,250,000	$5,229,415
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	421,647
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,426,532
6.95%, 11/01/18	1,500,000	1,554,972
Capital One Financial Corp.
2.98%, 09/10/09	2,940,000	2,742,835
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,526,390
CIT Group Funding Co. of Canada
4.65%, 07/01/10	1,000,000	836,410
5.60%, 11/02/11	950,000	747,173
CIT Group Inc.
5.40%, 02/13/12	550,000	436,603
5.80%, 07/28/11	800,000	647,176
6.10%, 03/15/17	1,050,000	482,748
Citicorp
6.38%, 11/15/08	5,300,000	5,339,024
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,981,480
5.30%, 10/17/12	1,000,000	975,446
5.50%, 04/11/13	1,750,000	1,707,960
5.50%, 02/15/17	3,750,000	3,419,805
5.85%, 07/02/13	2,800,000	2,771,378
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	728,307
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,732,337
General Electric Capital Corp.
5.25%, 10/19/12	9,000,000	9,087,732
6.75%, 03/15/32	3,000,000	3,020,850
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	1,958,818
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,795,484
5.95%, 01/18/18	4,000,000	3,839,828
6.15%, 04/01/18	4,500,000	4,365,715
6.75%, 10/01/37	2,250,000	2,058,178
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,996,896
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	3,773,662
JPMorgan Chase & Co.
4.75%, 05/01/13	6,600,000	6,414,283
5.60%, 06/01/11	8,300,000	8,413,718
6.40%, 05/15/38	3,000,000	2,782,608
Lehman Brothers Holdings Inc.
5.00%, 01/14/11	3,000,000	2,908,932
5.25%, 02/06/12	2,750,000	2,602,418
Morgan Stanley
5.25%, 11/02/12	700,000	681,179
5.95%, 12/28/17	1,750,000	1,588,659

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
6.00%, 04/28/15	$3,400,000	$3,250,465
6.25%, 08/28/17	1,500,000	1,398,465
Petroplus Finance Ltd.
6.75%, 05/01/14(b)	250,000	226,250
Rio Tinto Finance USA Ltd.
2.63%, 09/30/08	3,600,000	3,589,380
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(b)	5,000,000	5,025,000
		112,486,158

ELECTRIC – 2.46%
CMS Energy Corp.
7.75%, 08/01/10	500,000	521,812
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	928,970
5.88%, 02/01/33	3,500,000	3,164,612
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,296,636
DPL Inc.
8.00%, 03/31/09	3,750,000	3,846,030
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,509,440
Edison Mission Energy
7.63%, 05/15/27	750,000	673,125
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,009,207
MidAmerican Energy Co.
5.75%, 04/01/18(b)	8,250,000	8,171,641
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	516,250
9.13%, 05/01/31	250,000	233,125
Northern States Power
5.25%, 07/15/35	2,500,000	2,225,345
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,494,178
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,412,815
Reliant Energy Inc.
6.75%, 12/15/14	250,000	255,000
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,280,917
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(b)	250,000	245,000
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,216,995
		36,001,098

ELECTRICAL COMPONENTS & EQUIPMENT – 0.02%
Belden Inc.
7.00%, 03/15/17	250,000	240,000
		240,000

42

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

ENTERTAINMENT – 0.02%
Gaylord Entertainment Co.
8.00%, 11/15/13	$250,000	$240,000
		240,000

ENVIRONMENTAL CONTROL – 0.22%
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	498,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,750,527
		3,249,277

FOOD – 0.50%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	528,262
Dean Foods Co.
7.00%, 06/01/16	250,000	216,875
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,330,250
Kraft Foods Inc.
6.00%, 02/11/13	500,000	505,161
6.13%, 08/23/18	2,000,000	1,936,840
Kroger Co. (The)
6.40%, 08/15/17	500,000	509,978
8.05%, 02/01/10	930,000	973,251
SUPERVALU Inc.
7.88%, 08/01/09	250,000	253,750
		7,254,367

FOREST PRODUCTS & PAPER – 0.03%
Domtar Corp.
7.88%, 10/15/11	250,000	251,250
Georgia-Pacific Corp.
7.13%, 01/15/17(b)	250,000	235,000
		486,250

HEALTH CARE - PRODUCTS – 0.20%
Baxter International Inc.
5.38%, 06/01/18	3,000,000	2,964,633
		2,964,633

HEALTH CARE - SERVICES – 0.79%
Community Health Systems Inc.
8.88%, 07/15/15(b)	1,000,000	1,006,250
HCA Inc.
9.25%, 11/15/16	750,000	772,500
Res-Care Inc.
7.75%, 10/15/13	250,000	238,125
UnitedHealth Group Inc.
2.98%, 06/21/10	5,320,000	5,127,725
5.50%, 11/15/12	2,500,000	2,453,340
5.80%, 03/15/36	2,400,000	1,986,461
		11,584,401

Security	Principal	Value

INSURANCE – 1.26%
American International Group Inc.
8.18%, 05/15/38(b)	$900,000	$846,998
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	1,965,200
John Hancock Financial
Services Inc.
5.63%, 12/01/08	4,000,000	4,034,696
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	927,485
Markel Corp.
7.35%, 08/15/34	1,000,000	979,107
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,541,243
6.40%, 12/15/36	1,000,000	873,119
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,705,676
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,216,195
6.25%, 03/15/37	500,000	429,571
6.25%, 06/15/37	1,000,000	929,554
		18,448,844

IRON & STEEL – 0.69%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,125,329
Steel Dynamics Inc.
6.75%, 04/01/15	1,000,000	957,500
		10,082,829

LODGING – 0.27%
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,221,781
8.50%, 09/15/10	750,000	740,625
		3,962,406

MACHINERY – 0.14%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,985,000
		1,985,000

MANUFACTURING – 0.30%
Honeywell International Inc.
4.25%, 03/01/13	4,500,000	4,436,204
		4,436,204

MEDIA – 2.52%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,537,150
Comcast Corp.
5.70%, 05/15/18	12,650,000	12,001,333
CSC Holdings Inc.
7.63%, 04/01/11	500,000	490,000

43

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

MEDIA (Continued)
EchoStar DBS Corp.
5.75%, 10/01/08	$6,100,000	$6,100,000
6.38%, 10/01/11	500,000	482,500
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,766,610
7.88%, 07/15/09	5,500,000	5,553,526
Time Warner Cable Inc.
6.75%, 07/01/18	5,500,000	5,536,471
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,406,933
		36,874,523

MINING – 0.12%
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,764,597
		1,764,597

OFFICE & BUSINESS EQUIPMENT – 0.72%
Xerox Corp.
3.56%, 12/18/09	2,750,000	2,732,595
6.35%, 05/15/18	2,250,000	2,220,975
6.88%, 08/15/11	250,000	259,081
7.13%, 06/15/10	3,000,000	3,098,370
9.75%, 01/15/09	2,200,000	2,264,614
		10,575,635

OIL & GAS – 1.05%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,608,021
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	482,500
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,771,205
Enterprise Products Operating LP
Series B
4.63%, 10/15/09	2,000,000	1,992,842
5.75%, 03/01/35	1,500,000	1,274,762
Forest Oil Corp.
7.25%, 06/15/19	250,000	240,000
8.00%, 12/15/11	500,000	515,000
Hilcorp Energy I LP/Hilcorp
Finance Co.
7.75%, 11/01/15(b)	250,000	240,000
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	985,850
Parker Drilling Co.
9.63%, 10/01/13(a)	500,000	525,000
Range Resources Corp.
7.50%, 05/15/16	250,000	249,063
W&T Offshore Inc.
8.25%, 06/15/14	500,000	482,500
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,909,962
		15,276,705

Security	Principal	Value

OIL & GAS SERVICES – 0.01%
National Oilwell Varco Inc.
6.13%, 08/15/15	$100,000	$101,552
		101,552

PACKAGING & CONTAINERS – 0.03%
Crown Americas Inc.
7.63%, 11/15/13	500,000	498,750
		498,750

PHARMACEUTICALS – 0.13%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	244,208
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,600,000	1,578,350
		1,822,558

PIPELINES – 0.89%
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	179,776
Copano Energy LLC
8.13%, 03/01/16	250,000	251,250
El Paso Corp.
7.80%, 08/01/31	250,000	251,766
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,529,407
6.30%, 02/01/09	3,890,000	3,929,452
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	247,896
Panhandle Eastern Pipe Line Co. LP
4.80%, 08/15/08	2,900,000	2,899,292
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	951,610
SemGroup LP
8.75%, 11/15/15(b)	500,000	485,000
Williams Partners LP
7.25%, 02/01/17	250,000	250,000
		12,975,449

REAL ESTATE – 0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(b)	1,000,000	981,360
		981,360

REAL ESTATE INVESTMENT TRUSTS – 0.52%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	235,000
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,948,738
5.30%, 05/30/13	2,500,000	2,459,570
5.75%, 05/01/12	3,000,000	2,999,928
		7,643,236

44

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

RETAIL – 1.51%
Asbury Automotive Group Inc.
7.63%, 03/15/17	$250,000	$201,250
CVS Caremark Corp.
2.98%, 06/01/10	4,000,000	3,903,712
Home Depot Inc.
2.90%, 12/16/09	1,000,000	973,991
Inergy LP
6.88%, 12/15/14	750,000	697,500
8.25%, 03/01/16	250,000	246,250
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	250,266
7.95%, 04/01/17	250,000	255,790
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,975,996
McDonald’s Corp.
4.30%, 03/01/13	3,250,000	3,216,493
5.80%, 10/15/17	1,000,000	1,020,758
Rite Aid Corp.
7.50%, 03/01/17	250,000	201,875
Wal-Mart Stores Inc.
4.25%, 04/15/13	4,500,000	4,474,809
6.20%, 04/15/38	500,000	491,277
6.50%, 08/15/37	1,100,000	1,132,068
		22,042,035

SEMICONDUCTORS – 0.04%
Advanced Micro Devices Inc.
7.75%, 11/01/12(a)	162,000	139,725
Sensata Technologies BV
8.00%, 05/01/14	500,000	460,000
		599,725

SOFTWARE – 0.63%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,475,955
5.75%, 04/15/18	7,750,000	7,743,374
		9,219,329

TELECOMMUNICATIONS – 4.26%
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,487,869
5.50%, 02/01/18	1,250,000	1,211,260
6.40%, 05/15/38	2,500,000	2,393,205
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,186,579
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,863,112
Citizens Communications Co.
6.25%, 01/15/13	500,000	463,750
Deutsche Telekom International
Finance AG
8.00%, 06/15/10	5,000,000	5,289,450
8.75%, 06/15/30	3,000,000	3,442,134

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
Embarq Corp.
6.74%, 06/01/13	$1,750,000	$1,688,545
France Telecom SA
7.75%, 03/01/11	4,000,000	4,236,160
8.50%, 03/01/31	2,000,000	2,420,880
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,587,057
Qwest Corp.
6.50%, 06/01/17	500,000	446,250
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,002,316
7.50%, 03/15/15	750,000	793,944
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,479,478
4.00%, 01/15/10	3,680,000	3,630,522
5.25%, 10/01/15	2,500,000	2,287,890
7.00%, 06/04/18	3,300,000	3,328,109
Telefonica Emisiones SAU
3.10%, 06/19/09	3,630,000	3,609,589
5.86%, 02/04/13	3,600,000	3,624,048
6.22%, 07/03/17	2,100,000	2,098,998
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,474,107
Vodafone Group PLC
5.63%, 02/27/17	950,000	915,116
West Corp.
9.50%, 10/15/14	250,000	225,000
		62,185,368

TRANSPORTATION – 0.43%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,226,183
CSX Corp.
5.75%, 03/15/13	2,600,000	2,548,512
6.15%, 05/01/37	1,750,000	1,467,139
		6,241,834

TOTAL CORPORATE BONDS & NOTES
(Cost: $502,727,134)		488,519,204

ASSET-BACKED SECURITIES – 1.90%
Bear Stearns Asset Backed
Securities Trust Series 2005-HE7
Class 1A3
2.89%, 07/25/35	5,771,003	5,718,390
Countrywide Asset-Backed
Certificates Series 2004-10
Class AF4
4.51%, 07/25/32	3,094,895	3,026,478
Countrywide Asset-Backed
Certificates Series 2006-25
Class 2A1
2.55%, 06/25/37	8,065,003	7,928,072

45

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value
Fremont Home Loan Trust
Series 2006-3 Class IIA1
2.55%, 02/25/37	$5,768,825	$5,648,629
Merrill Lynch Mortgage Investors Inc.
Series 2005-WMC2 Class A1B
2.65%, 04/25/36	191,532	190,029
Structured Asset Investment Loan
Trust Series 2006-3 Class A3
2.51%, 06/25/36	5,372,136	5,329,103

TOTAL ASSET-BACKED SECURITIES
(Cost: $27,813,034)		27,840,701

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.42%

MORTGAGE-BACKED SECURITIES – 11.42%
Banc of America Alternative Loan
Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,661,988	2,512,251
Bear Stearns Commercial Mortgage
Securities Series 2006-PW14
Class A4
5.20%, 12/01/38	10,000,000	9,327,790
Bear Stearns Commercial Mortgage
Securities Series 2006-T22
Class A3
5.63%, 04/12/38	7,000,000	6,896,364
Bear Stearns Commercial Mortgage
Securities Series 2007-PWR16
Class A4
5.90%, 06/11/40	3,000,000	2,853,862
Chase Mortgage Finance Corp.
Series 2006-A1 Class 1A1
6.02%, 09/25/36	2,638,714	2,614,428
Citigroup Commercial Mortgage
Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	7,602,086
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2006-CD2
Class A1
5.30%, 01/15/46	6,588,168	6,595,531
Credit Suisse First Boston Mortgage
Securities Corp. Series 1999-C1
Class A2
7.29%, 09/15/41	4,443,897	4,542,160
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-5
Class 5A1
5.00%, 08/25/19	3,744,817	3,672,261
Credit Suisse First Boston Mortgage
Securities Corp. Series 2005-C3
Class A2
4.51%, 07/15/37	10,000,000	9,900,104

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Eurosail PLC Series 2006-2A
Class A1B
2.83%, 12/15/30	$4,491,122	$4,442,999
GE Capital Commercial Mortgage
Corp. Series 2001-3 Class A1
5.56%, 06/10/38	6,056,050	6,111,502
Granite Master Issuer PLC
Series 2007-2 Class 1A1
2.51%, 04/17/32	6,177,820	6,149,723
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
5.99%, 08/10/45	4,500,000	4,302,930
Holmes Financing PLC
Series 2004-8 Class 4A2
2.85%, 07/15/40	2,400,000	2,390,722
Holmes Master Issuer PLC
Series 2007-2A Class 1A1
2.50%, 07/15/21	4,250,000	4,254,199
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,687,515
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,921,305
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,754,329
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,954,629	9,612,426
Lanark Master Issuer PLC
Series 2007-1A Class 1A1
2.71%, 07/22/32	6,907,855	6,888,851
LB-UBS Commercial Mortgage
Trust Series 2002-C4 Class A2
4.02%, 09/15/26	4,047,986	4,031,060
LB-UBS Commercial Mortgage
Trust Series 2004-C1 Class A1
2.96%, 01/15/29	912,630	910,505
LB-UBS Commercial Mortgage
Trust Series 2004-C2 Class A2
3.25%, 03/15/29	4,000,000	3,970,879
LB-UBS Commercial Mortgage
Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,581,809
MASTR Adjustable Rate Mortgages
Trust Series 2004-11 Class 2A1
2.77%, 11/25/34	8,953	7,777
MASTR Asset Securitization Trust
Series 2003-5 Class 4A4
5.50%, 06/25/33	1,961,887	1,909,161

46

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
MASTR Asset Securitization Trust
Series 2003-7 Class 1A1
5.50%, 09/25/33	$2,515,324	$2,353,401
MASTR Asset Securitization Trust
Series 2003-8 Class 1A1
5.50%, 09/25/33	4,013,121	3,794,907
Merrill Lynch Mortgage Trust
Series 2006-C1 Class A1
5.53%, 05/12/39	6,680,272	6,713,277
Morgan Stanley Capital I
Series 2006-IQ11 Class A4
5.94%, 10/15/42	9,285,000	9,065,269
Residential Funding Mortgage
Securities I Series 2003-S15
Class A1
4.50%, 08/25/18	1,566,058	1,477,967
Wachovia Bank Commercial
Mortgage Trust Series 2006-C28
Class A3
5.68%, 10/15/48	10,000,000	9,636,594
Wells Fargo Mortgage-Backed
Securities Trust Series 2003-10
Class A1
4.50%, 09/25/18	1,550,860	1,459,747
		166,945,691

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $168,301,050)		166,945,691

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 58.19%

MORTGAGE-BACKED SECURITIES – 49.08%
Federal Home Loan Mortgage Corp.
2.67%, 04/15/28	1,685,879	1,675,307
4.13%, 10/01/33	3,188,987	3,190,015
4.28%, 03/01/34	3,261,816	3,296,872
4.50%, 08/01/20	3,219,681	3,139,591
4.50%, 07/01/23(c)	14,000,000	13,514,375
4.54%, 11/01/33	9,388,242	9,482,674
4.62%, 04/01/38	26,382,591	26,042,447
5.00%, 10/01/20	5,811,871	5,769,250
5.00%, 12/15/34	1,708,834	120,743
5.00%, 08/01/37	27,500,000	26,374,756
5.00%, 07/01/38(c)	4,000,000	3,832,500
5.04%, 09/01/33	1,755,186	1,787,503
5.50%, 03/15/20	17,604	2
5.50%, 07/01/23(c)	10,000,000	10,053,125
5.50%, 05/15/24	4,398,413	154,972
5.50%, 03/15/25	1,815,569	89,443
5.50%, 11/15/26	12,415,297	12,663,957
5.50%, 02/15/27	31,192,337	31,784,475
5.50%, 05/15/29	4,492,391	382,452
5.50%, 10/01/32	12,989,550	12,877,921

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 05/01/34	$67,084	$66,339
5.50%, 10/01/34	488,508	483,088
5.50%, 12/01/36	9,452,636	9,327,093
5.50%, 07/01/38(c)	17,000,000	16,745,000
5.60%, 01/01/37	4,954,302	5,051,910
5.79%, 06/01/36	7,305,880	7,397,773
6.00%, 07/01/23(c)	10,000,000	10,240,625
6.00%, 01/15/24	4,818,053	4,903,783
6.00%, 05/15/27	6,059,975	6,205,530
6.00%, 07/15/27	6,077,753	6,238,115
6.00%, 12/01/28	4,056,124	4,137,167
6.00%, 02/15/34	5,882,670	6,002,219
6.00%, 09/01/34	1,655,507	1,678,755
6.00%, 07/01/38(c)	32,000,000	32,320,000
6.41%, 11/01/36	11,731,245	12,032,827
6.50%, 05/01/21	1,522	1,586
6.50%, 09/01/21	1,406,700	1,463,566
6.50%, 01/01/36	12,001	12,398
6.50%, 08/01/36	14,632,949	15,103,661
6.50%, 07/01/38(c)	6,000,000	6,186,563
Federal National Mortgage
Association
3.84%, 10/01/33	22,717,771	22,983,165
4.01%, 05/01/33	6,794,306	6,749,627
4.25%, 08/01/33	5,718,085	5,819,869
4.44%, 06/01/35	3,608,290	3,635,784
4.50%, 07/01/23(c)	13,850,000	13,382,563
4.50%, 08/01/35	8,035,480	7,456,988
4.56%, 06/01/35	6,440,655	6,482,098
4.75%, 02/01/36	3,030,168	3,086,530
4.99%, 07/01/35	2,594,167	2,615,970
5.00%, 01/01/18	1,087,776	1,086,744
5.00%, 09/01/18	7,083,013	7,074,085
5.00%, 12/01/18	583,886	583,150
5.00%, 01/01/19	498,641	498,013
5.00%, 06/01/19	1,132,494	1,129,662
5.00%, 08/01/19	601,499	599,237
5.00%, 09/01/19	449,700	448,009
5.00%, 11/01/19	1,161,839	1,157,470
5.00%, 01/01/20	562,809	559,285
5.00%, 05/01/20	5,553,464	5,518,697
5.00%, 06/01/20	503,082	499,933
5.00%, 11/01/33	46,543,431	44,900,775
5.00%, 12/01/33	14,715,824	14,196,459
5.00%, 03/01/34	7,420,379	7,158,492
5.00%, 09/01/35	374,795	360,514
5.10%, 01/01/36	4,081,228	4,135,087
5.11%, 04/01/37	1,963,850	1,988,936
5.24%, 05/01/35	1,824,435	1,846,475
5.43%, 07/01/36	6,772,099	6,890,747
5.43%, 01/01/37	2,642,906	2,685,600
5.50%, 09/01/19	3,809,759	3,863,294
5.50%, 10/01/19	2,831,371	2,871,158
5.50%, 07/01/33	27,206,620	26,976,533

47

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 01/01/34	$6,278,131	$6,225,037
5.50%, 07/01/34	10,334,314	10,227,540
5.50%, 02/01/35	4,377,642	4,332,412
5.50%, 03/01/35	1,022,699	1,011,173
5.50%, 12/01/35	4,147,433	4,100,693
5.50%, 03/01/36	4,133,081	4,081,337
5.50%, 09/01/36	12,499,842	12,394,130
5.50%, 12/01/36	5,207,850	5,142,651
5.50%, 07/01/38(c)	17,000,000	16,752,969
5.87%, 07/01/35	2,213,706	2,262,048
5.89%, 01/01/35	4,000,609	4,031,676
6.00%, 02/25/27	2,716,516	2,771,732
6.00%, 10/25/27	6,215,037	6,355,896
6.00%, 03/01/33	624,759	633,923
6.00%, 08/01/34	271,602	275,076
6.00%, 07/01/38(c)	41,200,000	41,560,500
6.02%, 12/01/36	1,787,201	1,824,990
6.05%, 09/01/36	1,874,276	1,911,032
6.50%, 08/01/38(c)	5,000,000	5,128,125
Government National Mortgage
Association
5.00%, 07/01/38(c)	7,000,000	6,780,156
5.50%, 06/15/34	1,536,958	1,534,511
5.50%, 07/01/38(c)	7,000,000	6,963,906
6.00%, 07/01/38(c)	40,000,000	40,600,000
6.50%, 07/01/38(c)	9,000,000	9,286,875
		717,259,715

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.17%
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17(a)	31,000,000	31,576,693
Federal National Mortgage
Association
5.38%, 06/12/17(a)	31,000,000	32,406,067
6.25%, 02/01/11	11,000,000	11,533,995
		75,516,755

U.S. GOVERNMENT OBLIGATIONS – 3.94%
U.S. Treasury Bonds
5.38%, 02/15/31(a)	34,050,000	37,832,751
6.13%, 08/15/29(a)(d)	7,800,000	9,408,142
U.S. Treasury Notes
3.13%, 04/15/09(d)	605,000	608,640
4.00%, 02/15/14(a)(d)	9,500,000	9,797,616
		57,647,149

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $847,418,714)		850,423,619

Security	Shares	Value

SHORT-TERM INVESTMENTS – 17.34%

MONEY MARKET FUNDS – 17.34%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
2.58%(e)(f)	152,495,334	$152,495,334
BGI Cash Premier Fund LLC
2.63%(e)(f)(g)	100,853,788	100,853,788
		253,349,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,349,122)		253,349,122

TOTAL INVESTMENTS IN SECURITIES – 122.28%
(Cost: $1,799,609,054)		1,787,078,337

Other Assets, Less Liabilities – (22.28)%		(325,632,346)

NET ASSETS – 100.00%		$1,461,445,991

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	To-be-announced (TBA). See Note 1.
(d)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 4.

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S Treasury Notes (October 2008)	355	$74,977,109	$495,061
5-Year U.S. Treasury Notes (October 2008)	(256)	(28,302,000)	(17,955)
10-Year U.S. Treasury Notes (September 2008)	732	83,390,813	87,946
30-Year U.S. Treasury Bonds (September 2008)	(13)	(1,502,719)	1,185
90-Day Eurodollar (September 2009)	640	153,944,000	113,525
90-Day Eurodollar (December 2009)	640	153,496,000	98,725
90-Day Eurodollar (March 2010)	640	153,192,000	101,295
90-Day Eurodollar (June 2010)	640	152,920,000	96,964

48

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
90-Day Eurodollar (September 2010)	(640)	$(152,712,000)	$(100,074)
90-Day Eurodollar (December 2010)	(640)	(152,528,000)	(110,870)
90-Day Eurodollar (March 2011)	(640)	(152,448,000)	(113,440)
90-Day Eurodollar (June 2011)	(640)	(152,360,000)	(101,352)

			$551,010

As of June 30, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Goldman Sachs Group Inc. dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	$2,750,000	$173,077
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	166,797
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	198,209
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(659,291)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	$1,500,000	$(988,936)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12.	4,250,000	(134,170)
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	109,870
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	(29,533)
Agreement with JPMorgan Chase & Co. dated 10/1/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	36,283,500	3,317,747
Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 3/20/13.	2,500,000	1,650,494

49

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 5/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	$12,000,000	$750,351
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	58,938
Agreement with Morgan Stanley dated 5/29/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	15,750,000	(84,473)
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	23,064
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	31,939
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	3,600,000	(67,943)

		$4,516,140

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$264,643
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	185,501
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(400,573)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(217,036)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(57,331)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(108,335)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(451,181)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(47,241)

50

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	$1,250,000	$(49,625)
Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(344,698)
Agreement with Goldman Sachs Group Inc. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.07%. Expiring 11/30/10.	107,000,000	894,885
Agreement with Goldman Sachs Group Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 12/21/12.	13,600,000	50,390
Agreement with Goldman Sachs Group Inc. dated 2/14/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.75%. Expiring 2/19/10.	47,000,000	(494,053)
Agreement with Goldman Sachs Group Inc. dated 3/6/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.62%. Expiring 3/10/10.	253,000,000	3,241,403
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	148,540
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 7/3/08.	4,000,000	195,628

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	$2,000,000	$100,994
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(15,918)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(39,571)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(22,315)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(392,524)
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.89%. Expiring 7/3/08.	7,000,000	40,950
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	4,100,000	27,574

		$2,510,107

The accompanying notes are an integral part of these financial statements.

51

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2008

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$195,944,612	63.18%
Domestic Equity	74,225,324	23.93
Foreign Equity	40,089,409	12.93
Short-Term and Other Net Assets	(143,589)	(0.04)

TOTAL	$310,115,756	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$508,295,214	58.10%
Domestic Equity	239,604,225	27.39
Foreign Equity	123,609,061	14.13
Short-Term and Other Net Assets	3,419,220	0.38

TOTAL	$874,927,720	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$656,440,707	41.13%
Domestic Fixed Income	602,956,230	37.78
Foreign Equity	331,611,273	20.78
Short-Term and Other Net Assets	5,090,083	0.31

TOTAL	$1,596,098,293	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$637,801,190	51.26%
Foreign Equity	320,835,843	25.78
Domestic Fixed Income	281,733,112	22.64
Short-Term and Other Net Assets	3,913,034	0.32

TOTAL	$1,244,283,179	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$576,605,760	59.94%
Foreign Equity	286,522,843	29.78
Domestic Fixed Income	103,178,854	10.73
Short-Term and Other Net Assets	(4,287,274)	(0.45)

TOTAL	$962,020,183	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$391,068,214	23.75%
Energy	251,056,661	15.25
Financial	219,746,034	13.36
Technology	199,390,835	12.12
Industrial	174,567,314	10.61
Communications	165,027,254	10.02
Consumer Cyclical	113,897,791	6.92
Utilities	63,760,961	3.87
Basic Materials	33,336,499	2.02
Futures Contracts	(1,608,080)	(0.10)
Short-Term and Other Net Assets	35,834,868	2.18

TOTAL	$1,646,078,351	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$884,205,406	60.50%
Financial	188,868,037	12.92
Communications	99,059,891	6.78
U.S. Government & Agency	133,163,904	9.11
Consumer Non-Cyclical	43,641,294	2.98
Consumer Cyclical	36,196,045	2.49
Utilities	36,001,098	2.46
Energy	28,353,706	1.95
Asset-Backed Securities	27,840,701	1.90
Technology	22,870,749	1.56
Industrial	18,124,870	1.24
Basic Materials	15,403,514	1.05
Futures Contracts	(551,010)	(0.04)
Swap Agreements	7,026,247	0.48
Short-Term and Other Net Assets	(78,758,459)	(5.38)

TOTAL	$1,461,445,991	100.00%

These tables are not part of the financial statements.

52

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$103,305,568	$301,808,840	$671,120,266

Total cost of investments	$103,305,568	$301,808,840	$671,120,266

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$109,485,711	$322,254,008	$722,048,185
Affiliated Master Portfolios	220,241,251	607,302,456	1,010,263,287

Total fair value of investments	329,726,962	929,556,464	1,732,311,472
Receivables:
Investment securities sold	7,846,387	20,941,820	60,823,893
Dividends and interest	11,165	30,123	78,995
Contributions	785,759	160,116	1,959,049

Total Assets	338,370,273	950,688,523	1,795,173,409

LIABILITIES
Payables:
Investment securities purchased	8,008,027	21,010,954	62,555,902
Collateral for securities on loan (Note 4)	18,235,710	54,730,250	133,991,671
Investment advisory fees (Note 2)	3,661	11,787	18,930
Withdrawals	2,000,000	—	2,500,000
Accrued expenses:
Professional fees (Note 2)	7,076	7,709	8,460
Independent trustees’ fees (Note 2)	43	103	153

Total Liabilities	28,254,517	75,760,803	199,075,116

NET ASSETS	$310,115,756	$874,927,720	$1,596,098,293

(a)	Securities on loan with market values of $17,871,439, $53,498,937 and $131,219,254, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

53

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2008 (Unaudited)

	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio(a)
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$639,291,531	$583,573,616	$—

Total cost of investments	$639,291,531	$583,573,616	$—

Investments, at fair value (including securities on loan(b)) (Note 1):
Affiliated issuers (Note 2)	$675,441,011	$602,484,988	$—
Affiliated Master Portfolios	731,891,251	537,826,097	—

Total fair value of investments	1,407,332,262	1,140,311,085	—
Cash	—	—	250,000
Receivables:
Investment securities sold	63,587,781	61,699,902	—
Dividends and interest	66,735	57,379	—
Contributions	517,186	353,197	—

Total Assets	1,471,503,964	1,202,421,563	250,000

LIABILITIES
Payables:
Investment securities purchased	63,871,498	63,209,993	—
Collateral for securities on loan (Note 4)	160,329,483	166,928,155	—
Investment advisory fees (Note 2)	11,784	5,543	—
Withdrawals	3,000,000	10,250,000	—
Accrued expenses:
Professional fees (Note 2)	7,889	7,579	—
Independent trustees’ fees (Note 2)	131	110	—

Total Liabilities	227,220,785	240,401,380	—

NET ASSETS	$1,244,283,179	$962,020,183	$250,000

(a)	The LifePath 2050 Master Portfolio commenced operations on June 30, 2008. There were no activities to report in the Statement of Operations and Financial Highlights.
(b)	Securities on loan with market values of $156,801,823, $163,309,855 and $— , respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

54

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2008 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,690,857,558	$1,546,259,932
Affiliated issuers (Note 2)	302,090,390	253,349,122

Total cost of investments	$1,992,947,948	$1,799,609,054

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,614,042,629	$1,533,729,215
Affiliated issuers (Note 2)	302,090,390	253,349,122

Total fair value of investments	1,916,133,019	1,787,078,337
Swaps at fair value (Premiums paid $– and $3,845,288, respectively)	—	5,999,125
Receivables:
Investment securities sold	576,262	99,066,205
Dividends and interest	1,885,148	12,360,478
Due from broker – variation margin	30,321	—
Open swap contracts (Note 1)	—	607,585

Total Assets	1,918,624,750	1,905,111,730

LIABILITIES
Payables:
Investment securities purchased	989,478	336,560,600
Due to broker – variation margin	—	57,734
Collateral for securities on loan (Note 4)	271,045,224	100,853,788
Collateral for open swap contracts	—	4,246,830
Swaps at fair value (Premiums received $– and $863,515, respectively)	—	1,482,985
Investment advisory fees (Note 2)	349,910	322,523
Administration fees (Note 2)	148,923	125,260
Accrued expenses:
Professional fees (Note 2)	12,711	15,877
Independent trustees’ fees (Note 2)	153	142

Total Liabilities	272,546,399	443,665,739

NET ASSETS	$1,646,078,351	$1,461,445,991

(a)	Securities on loan with market values of $263,922,547 and $99,323,438, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

55

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$1,628,912	$4,709,801	$9,500,871
Dividends allocated from Master Portfolios	582,272	1,944,331	5,606,775
Interest from affiliated issuers (Note 2)	19,558	37,469	77,909
Interest allocated from Master Portfolios	3,964,734	10,372,555	12,697,516
Securities lending income from affiliated issuers (Note 2)	67,507	189,490	473,271
Expenses allocated from Master Portfolios(a)	(418,972)	(1,165,876)	(1,963,505)

Total investment income	5,844,011	16,087,770	26,392,837

EXPENSES (Note 2)
Investment advisory fees	573,784	1,643,875	3,091,294
Professional fees	7,014	7,567	8,302
Independent trustees’ fees	1,457	4,178	7,698

Total expenses	582,255	1,655,620	3,107,294
Less expense reductions (Note 2)	(552,835)	(1,575,830)	(2,986,142)

Net expenses	29,420	79,790	121,152

Net investment income	5,814,591	16,007,980	26,271,685

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	7,215	18,399	34,962
Net realized gain (loss) from sale of investments in affiliated issuers (Note 2)	(651,887)	553,205	(10,751,373)
Net realized loss allocated from Master Portfolios	(2,083,990)	(6,936,034)	(20,206,435)
Net change in unrealized appreciation (depreciation) of investments	(3,545,153)	(15,341,516)	(31,734,718)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(6,011,673)	(19,480,983)	(51,421,545)

Net realized and unrealized loss	(12,285,488)	(41,186,929)	(114,079,109)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,470,897)	$(25,178,949)	$(87,807,424)

(a)	Net of administration fee reductions of $9,298, $29,149 and $72,763, respectively.

The accompanying notes are an integral part of these financial statements.

56

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2008 (Unaudited)

	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$7,584,478	$5,592,540
Dividends allocated from Master Portfolios	5,336,544	4,557,136
Interest from affiliated issuers (Note 2)	64,992	52,607
Interest allocated from Master Portfolios	5,911,434	2,274,390
Securities lending income from affiliated issuers (Note 2)	416,303	345,132
Expenses allocated from Master Portfolios(a)	(1,367,050)	(942,981)

Total investment income	17,946,701	11,878,824

EXPENSES (Note 2)
Investment advisory fees	2,349,373	1,722,966
Professional fees	7,878	7,628
Independent trustees’ fees	5,826	4,248

Total expenses	2,363,077	1,734,842
Less expense reductions (Note 2)	(2,287,818)	(1,697,217)

Net expenses	75,259	37,625

Net investment income	17,871,442	11,841,199

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	18,474	23,401
Net realized loss from sale of investments in affiliated issuers (Note 2)	(14,234,045)	(12,444,341)
Net realized loss allocated from Master Portfolios	(19,451,581)	(16,941,945)
Net change in unrealized appreciation (depreciation) of investments	(26,355,593)	(22,942,087)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(47,723,730)	(39,975,808)

Net realized and unrealized loss	(107,746,475)	(92,280,780)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,875,033)	$(80,439,581)

(a)	Net of administration fee reductions of $65,268 and $54,009, respectively.

The accompanying notes are an integral part of these financial statements.

57

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2008 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$18,027,058	$—
Interest from unaffiliated issuers	32,731	29,080,328
Interest from affiliated issuers (Note 2)	619,201	4,823,476
Securities lending income from affiliated issuers (Note 2)	377,658	287,233

Total investment income	19,056,648	34,191,037

EXPENSES
Investment advisory fees (Note 2)	2,329,730	1,886,057
Administration fees (Note 2)	931,892	754,423
Professional fees (Note 2)	12,435	15,817
Independent trustees’ fees (Note 2)	8,303	6,608
Interest expense on securities sold short	—	143,608

Total expenses	3,282,360	2,806,513
Less expense reductions (Note 2)	(208,063)	(22,425)

Net expenses	3,074,297	2,784,088

Net investment income	15,982,351	31,406,949

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(60,970,314)	(5,332,639)
Net realized loss on futures contracts	(4,797,007)	(765,196)
Net realized loss on sale of securities sold short	—	(88,691)
Net realized gain on swap contracts	—	6,333,862
Net change in unrealized appreciation (depreciation) of investments	(152,233,414)	(13,842,046)
Net change in unrealized appreciation (depreciation) of futures contracts	(961,035)	658,430
Net change in unrealized appreciation (depreciation) of securities sold short	—	(163,281)
Net change in unrealized appreciation (depreciation) of swap contracts	—	1,927,619

Net realized and unrealized loss	(218,961,770)	(11,271,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(202,979,419)	$20,135,007

The accompanying notes are an integral part of these financial statements.

58

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,814,591	$11,318,936	$16,007,980	$32,997,495
Net realized gain (loss)	(2,728,662)	4,275,465	(6,364,430)	21,249,163
Net change in unrealized appreciation (depreciation)	(9,556,826)	(1,925,595)	(34,822,499)	(14,434,220)

Net increase (decrease) in net assets resulting from operations	(6,470,897)	13,668,806	(25,178,949)	39,812,438

Interestholder transactions:
Contributions	74,299,746	158,701,423	161,708,759	383,762,831
Withdrawals	(89,446,475)	(100,915,531)	(260,012,089)	(212,145,818)

Net increase (decrease) in net assets resulting from interestholder transactions	(15,146,729)	57,785,892	(98,303,330)	171,617,013

Increase (decrease) in net assets	(21,617,626)	71,454,698	(123,482,279)	211,429,451

NET ASSETS:
Beginning of period	331,733,382	260,278,684	998,409,999	786,980,548

End of period	$310,115,756	$331,733,382	$874,927,720	$998,409,999

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$26,271,685	$49,564,927	$17,871,442	$31,393,375
Net realized gain (loss)	(30,922,846)	51,503,748	(33,667,152)	42,194,986
Net change in unrealized appreciation (depreciation)	(83,156,263)	(45,151,495)	(74,079,323)	(43,158,454)

Net increase (decrease) in net assets resulting from operations	(87,807,424)	55,917,180	(89,875,033)	30,429,907

Interestholder transactions:
Contributions	282,616,667	694,165,722	246,779,871	582,096,808
Withdrawals	(426,598,930)	(313,348,217)	(305,799,963)	(207,988,660)

Net increase (decrease) in net assets resulting from interestholder transactions	(143,982,263)	380,817,505	(59,020,092)	374,108,148

Increase (decrease) in net assets	(231,789,687)	436,734,685	(148,895,125)	404,538,055

NET ASSETS:
Beginning of period	1,827,887,980	1,391,153,295	1,393,178,304	988,640,249

End of period	$1,596,098,293	$1,827,887,980	$1,244,283,179	$1,393,178,304

The accompanying notes are an integral part of these financial statements.

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	LifePath 2040 Master Portfolio		LifePath 2050 Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the day ended June 30, 2008(a) (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,841,199	$19,675,256	$—
Net realized gain (loss)	(29,362,885)	33,988,595	—
Net change in unrealized appreciation (depreciation)	(62,917,895)	(38,234,867)	—

Net increase (decrease) in net assets resulting from operations	(80,439,581)	15,428,984	—

Interestholder transactions:
Contributions	209,949,387	484,838,269	250,000
Withdrawals	(190,430,526)	(185,593,608)	—

Net increase in net assets resulting from interestholder transactions	19,518,861	299,244,661	250,000

Increase (decrease) in net assets	(60,920,720)	314,673,645	250,000

NET ASSETS:
Beginning of period	1,022,940,903	708,267,258	—

End of period	$962,020,183	$1,022,940,903	$250,000

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,982,351	$31,386,401	$31,406,949	$68,999,403
Net realized gain (loss)	(65,767,321)	101,805,948	147,336	(14,849,096)
Net change in unrealized appreciation (depreciation)	(153,194,449)	(130,243,678)	(11,419,278)	13,964,579

Net increase (decrease) in net assets resulting from operations	(202,979,419)	2,948,671	20,135,007	68,114,886

Interestholder transactions:
Contributions	272,018,478	698,360,067	316,762,360	528,768,499
Withdrawals	(508,475,155)	(177,734,195)	(355,339,478)	(199,463,310)

Net increase (decrease) in net assets resulting from interestholder transactions	(236,456,677)	520,625,872	(38,577,118)	329,305,189

Increase (decrease) in net assets	(439,436,096)	523,574,543	(18,442,111)	397,420,075

NET ASSETS:
Beginning of period	2,085,514,447	1,561,939,904	1,479,888,102	1,082,468,027

End of period	$1,646,078,351	$2,085,514,447	$1,461,445,991	$1,479,888,102

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the

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Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolios’ net assets are computed and that may materially affect the value of the Master Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments, as of June 30, 2008:

Investments in Securities
Master Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
LifePath Retirement	$329,726,962	$—	$—	$329,726,962
LifePath 2010	929,556,464	—	—	929,556,464
LifePath 2020	1,732,311,472	—	—	1,732,311,472
LifePath 2030	1,407,332,262	—	—	1,407,332,262
LifePath 2040	1,140,311,085	—	—	1,140,311,085
Active Stock	1,916,133,019	—	—	1,916,133,019
CoreAlpha Bond	317,591,801	1,469,486,536	—	1,787,078,337

Other Financial Instruments(a)
Master Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
Active Stock	$(1,608,080)	$—	$—	$(1,608,080)
CoreAlpha Bond	551,010	7,026,247	—	7,577,257

(a)	Other financial instruments include futures and swap contracts.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain(Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
CoreAlpha Bond	$98,570,544	$(5,001,347)	$545,084	$(76,064,510)	$(18,049,771)	$—	$—

The value of the LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2008, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by LifePath Master Portfolios were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.21%	11.46%
LifePath 2010	10.50	29.73
LifePath 2020	29.87	35.48
LifePath 2030	29.53	16.82
LifePath 2040	26.89	6.51

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SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the LifePath and Active Stock Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$104,495,270	$5,668,813	$(678,372)	$4,990,441
LifePath 2010(a)	305,536,896	19,630,437	(2,913,325)	16,717,112
LifePath 2020(a)	682,936,730	45,856,234	(6,744,779)	39,111,455
LifePath 2030(a)	650,069,079	31,990,731	(6,618,799)	25,371,932
LifePath 2040(a)	594,893,870	13,998,828	(6,407,710)	7,591,118
Active Stock	2,043,442,888	75,997,117	(203,306,986)	(127,309,869)
CoreAlpha Bond	1,800,044,843	8,526,299	(21,492,805)	(12,966,506)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

The Master Portfolios adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

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FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2008, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $2,200,000 and $2,655,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made

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in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of June 30, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of June 30, 2008, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of June 30, 2008, the Master Portfolio did not hold any swaptions.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an

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imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. As of June 30, 2008, the Master Portfolio did not hold any short positions.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
LifePath 2050	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2008, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$552,835
LifePath 2010	1,575,830
LifePath 2020	2,986,142
LifePath 2030	2,287,818
LifePath 2040	1,697,217

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other

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expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2009. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the six months ended June 30, 2008, BGI credited and/or waived administration fees of $208,063 and $22,425 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the six months ended June 30, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$67,507
LifePath 2010	189,490
LifePath 2020	473,271
LifePath 2030	416,303
LifePath 2040	345,132
Active Stock	377,658
CoreAlpha Bond	287,233

Cross trades for the six months ended June 30, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

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Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	24	84	45	$3,360,261	$112,582	$(779,512)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	129	—	129	4,817,211	—	—
iShares Lehman TIPS Bond Fund	294	27	57	264	28,511,549	818,318	327,381
iShares MSCI Canada Index Fund	66	15	5	76	2,530,960	9,449	1,939
iShares MSCI EAFE Index Fund	331	88	78	341	23,469,844	513,471	(98,032)
iShares MSCI EAFE Small Cap Index Fund	—	56	—	56	2,474,904	—	—
iShares MSCI Emerging Markets Index Fund	43	12	5	50	6,796,490	83,370	(79,816)
iShares S&P MidCap 400 Index Fund	138	41	29	150	12,206,907	68,779	40,106
iShares S&P SmallCap 600 Index Fund	90	19	12	97	5,849,968	22,943	(63,953)
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	47	279	143	10,708,126	367,251	(2,538,039)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	371	—	371	13,893,924	—	—
iShares Lehman TIPS Bond Fund	782	61	158	685	73,867,436	2,138,005	838,087
iShares MSCI Canada Index Fund	239	20	25	234	7,786,138	29,013	457
iShares MSCI EAFE Index Fund	1,152	222	315	1,059	72,768,070	1,619,944	2,187,320
iShares MSCI EAFE Small Cap Index Fund	—	163	—	163	7,158,735	—	—
iShares MSCI Emerging Markets Index Fund	158	16	12	162	22,002,194	268,538	(240,953)
iShares S&P MidCap 400 Index Fund	468	95	97	466	37,976,799	214,684	488,614
iShares S&P SmallCap 600 Index Fund	283	63	46	300	18,044,622	72,366	(182,281)

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Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	141	793	352	$26,483,544	$1,016,526	$(8,457,228)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,075	—	1,075	40,223,531	—	—
iShares Lehman TIPS Bond Fund	888	94	199	783	84,430,157	2,488,575	1,131,412
iShares MSCI Canada Index Fund	620	110	80	650	21,602,377	81,393	(37,844)
iShares MSCI EAFE Index Fund	2,992	538	740	2,790	191,640,574	4,443,108	(2,414,489)
iShares MSCI EAFE Small Cap Index Fund	—	446	—	446	19,614,363	—	—
iShares MSCI Emerging Markets Index Fund	397	83	48	432	58,530,428	737,669	(866,432)
iShares S&P MidCap 400 Index Fund	1,150	240	235	1,155	94,149,696	551,826	393,173
iShares S&P SmallCap 600 Index Fund	702	134	104	732	44,070,253	181,774	(499,965)
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	145	743	337	25,294,303	962,427	(8,418,775)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,111	—	1,111	41,580,392	—	—
iShares Lehman TIPS Bond Fund	373	52	93	332	35,840,173	1,054,992	548,210
iShares MSCI Canada Index Fund	574	98	66	606	20,147,695	76,450	(39,438)
iShares MSCI EAFE Index Fund	2,783	490	600	2,673	183,602,124	4,144,825	(4,531,573)
iShares MSCI EAFE Small Cap Index Fund	—	451	—	451	19,839,874	—	—
iShares MSCI Emerging Markets Index Fund	372	75	36	411	55,665,758	681,895	(687,798)
iShares S&P MidCap 400 Index Fund	1,033	202	150	1,085	88,420,002	502,449	(300,115)
iShares S&P SmallCap 600 Index Fund	628	164	159	633	38,088,573	161,440	(804,556)

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Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	120	617	308	$23,135,080	$819,835	$(7,467,070)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	983	—	983	36,763,181	—	—
iShares Lehman TIPS Bond Fund	—	74	—	74	8,012,716	—	—
iShares MSCI Canada Index Fund	479	115	55	539	17,913,767	65,387	(95,402)
iShares MSCI EAFE Index Fund	2,356	490	454	2,392	164,308,828	3,569,210	(3,366,763)
iShares MSCI EAFE Small Cap Index Fund	—	419	—	419	18,408,162	—	—
iShares MSCI Emerging Markets Index Fund	312	76	26	362	49,128,905	585,206	(498,835)
iShares S&P MidCap 400 Index Fund	853	192	107	938	76,425,973	415,646	(399,309)
iShares S&P SmallCap 600 Index Fund	525	145	99	571	34,384,748	137,256	(616,962)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$24,785,305	$22,125,771
LifePath 2010	—	—	61,081,683	74,332,057
LifePath 2020	—	—	160,504,632	167,920,249
LifePath 2030	—	—	152,016,820	137,270,118
LifePath 2040	—	—	145,454,703	98,783,039
Active Stock	—	—	900,614,131	1,025,833,826
CoreAlpha Bond	2,575,724,524	2,546,362,384	338,586,368	296,950,006

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed

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by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of June 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

6.	FINANCIAL HIGHLIGHTS

The LifePath 2050 Master Portfolio commenced operations on June 30, 2008; ratios of expenses, net investment income and portfolio turnover are not applicable. Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003
LifePath Retirement
Ratio of expenses to average net assets(b)(c)	0.27%		0.27%	0.28%	0.31%	0.31%		0.35%
Ratio of expenses to average net assets prior to expense reductions(b)(d)	0.61%		0.61%	0.61%	0.65%	0.60%		n/a
Ratio of net investment income to average net assets(b)(c)	3.55%		3.87%	3.80%	3.24%	2.46%		2.27%
Portfolio turnover rate(e)	7%		6%	10%	11%	138	%(f)	29%
Total return	(2.01	)%(g)	5.00%	9.30%	4.82%	6.85%		12.45%
LifePath 2010
Ratio of expenses to average net assets(b)(c)	0.27%		0.27%	0.27%	0.30%	0.30%		0.35%
Ratio of expenses to average net assets prior to expense reductions(b)(d)	0.61%		0.60%	0.60%	0.64%	0.59%		n/a
Ratio of net investment income to average net assets(b)(c)	3.41%		3.63%	3.49%	2.96%	2.32%		2.12%
Portfolio turnover rate(e)	7%		7%	12%	12%	130	%(f)	23%
Total return	(2.62	)%(g)	4.68%	10.65%	5.70%	7.88%		16.16%
LifePath 2020
Ratio of expenses to average net assets(b)(c)	0.24%		0.25%	0.25%	0.28%	0.29%		0.35%
Ratio of expenses to average net assets prior to expense reductions(b)(d)	0.58%		0.58%	0.58%	0.62%	0.57%		n/a
Ratio of net investment income to average net assets(b)(c)	2.97%		3.01%	2.91%	2.53%	2.05%		2.04%
Portfolio turnover rate(e)	9%		7%	16%	17%	140	%(f)	23%
Total return	(4.80	)%(g)	3.84%	13.51%	7.04%	9.77%		21.11%
LifePath 2030
Ratio of expenses to average net assets(b)(c)	0.21%		0.23%	0.24%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions(b)(d)	0.55%		0.57%	0.57%	0.60%	0.56%		n/a
Ratio of net investment income to average net assets(b)(c)	2.66%		2.57%	2.49%	2.22%	1.93%		1.98%
Portfolio turnover rate(e)	10%		7%	22%	24%	138	%(f)	32%
Total return	(6.39	)%(g)	3.14%	15.62%	8.13%	11.28%		24.36%

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Master Portfolio	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003
LifePath 2040
Ratio of expenses to average net assets(b)(c)	0.20%		0.22%	0.23%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions(b)(d)	0.54%		0.56%	0.56%	0.59%	0.56%		n/a
Ratio of net investment income to average net assets(b)(c)	2.41%		2.20%	2.17%	1.96%	1.74%		1.86%
Portfolio turnover rate(e)	10%		8%	29%	38%	147	%(f)	29%
Total return	(7.79	)%(g)	2.53%	17.47%	8.74%	11.93%		28.14%
Active Stock
Ratio of expenses to average net assets(b)	0.33%		0.34%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions(b)	0.35%		0.35%	0.35%	n/a	n/a		n/a
Ratio of net investment income to average net assets(b)	1.72%		1.70%	1.64%	1.50%	1.57%		n/a
Portfolio turnover rate(e)	50%		80%	65%	54%	70%		n/a
Total return	(10.09	)%(g)	0.58%	15.65%	8.79%	10.40	%(g)	n/a
CoreAlpha Bond
Ratio of expenses to average net assets(b)	0.37%		0.35%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions(b)	0.37%		0.36%	0.36%	n/a	n/a		n/a
Ratio of net investment income to average net assets(b)	4.16%		5.18%	5.11%	4.19%	3.08%		n/a
Portfolio turnover rate(e)	186%		466%	301%	270%	313%		n/a
Total return	1.32	%(g)	5.10%	4.36%	1.98%	1.30	%(g)	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)	Annualized for periods of less than one year.
(c)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(d)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(g)	Not annualized.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

I.	LifePath Master Portfolios (excluding LifePath 2050 Master Portfolio), Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”), CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as any LifePath Master Portfolio; therefore, no such comparisons were available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other registered investment companies, objectively selected by Lipper as comprising such Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and ten-year (or “since inception”) periods ended December 31, 2007, as applicable, as compared to the performance of other registered

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investment companies with similar investment objectives, as selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each a “Lipper Performance Group”, and together with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to the underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each of the LifePath Master Portfolios and the Active Stock Master Portfolio performed below the median performance of their respective Lipper Performance Groups over the one-year period ended December 31, 2007, performed in line with or outperformed the median of their respective Lipper Performance Groups over the three-year period ended December 31, 2007, and, to the extent that sufficient data was available, performed just below or in line with the median of their respective Lipper Performance Groups over the five-year period ended December 31, 2007. The CoreAlpha Bond Master Portfolio performed above the median performance of its Lipper Performance Group over the one-year period ended December 31, 2007, performed just below the median performance of its Lipper Performance Group over the three-year period ended December 31, 2007, and performed below the median performance of its Lipper Performance Group over the five-year period ended December 31, 2007. The Board noted that the CoreAlpha Bond Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to this year, in part attributable to liquidity crises, increased volatility, and decreased opportunities for security outperformance relative to market performance during the periods covered. The Board noted the inherent challenges of comparing the performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset components and mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the Active Stock Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to this year, certain unusual market conditions, such as the effects of short sellers being forced to sell their higher quality “value” stocks (of the type typically held by the Active Stock Master Portfolio) in order to cover their eroding short positions in lower quality stocks (of the type typically not held by the Active Stock Master Portfolio), thus putting downward pressure on the price of higher quality stocks and driving up the price of lower quality stocks. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks in 2007 and on an annualized basis over five years. The Board also noted that the advisory fees, net of applicable waivers and reimbursements, and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2007 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2008 through April 30, 2009. The Board noted that the advisory fees, net of applicable waivers and reimbursements, for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses, net of applicable waivers and reimbursements, for each of the Active Stock and the CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolios’ operations

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the LifePath Master Portfolios invest, as represented by BGFA during the meetings. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA and its affiliates are providing services at a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the LifePath Master Portfolios and the Active Stock Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the CoreAlpha Bond Master Portfolio.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’Advisory Contracts were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rate under the Advisory Contract for the Active Stock Master Portfolio was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

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BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

II.	LifePath 2050 Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider the MIP entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”) on behalf of the LifePath 2050 Master Portfolio (the “New Series”). As required by Section 15(c), the Board requested and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the New Series, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. The Board anticipated that the scope of services to be provided by BGFA under the Advisory Contract would be consistent with the scope of services provided by BGFA to other LifePath Master Portfolios (the “LifePath Master Portfolios”). In reviewing the scope of services to be provided to the New Series by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of MIP. The Board considered in particular that BGFA’s services for the LifePath Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the LifePath Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the LifePath Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios; therefore, comparative performance information was generally not available with respect to the New Series. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the New Series under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the New Series.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

NEW SERIES’ EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total estimated expenses of the New Series in comparison with the same actual information for other funds registered under the 1940 Act objectively selected by Lipper as comprising the New Series’ applicable peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the New Series. The Board noted that the investment advisory fee rates and overall expense components for the New Series were lower than the median or average investment advisory fee rate and overall estimated expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of the New Series, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO NEW SERIES AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the New Series to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the New Series since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the New Series does not provide for breakpoints in the investment advisory fee rate as a result of any increases in the asset level of the New Series. However, the Board noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at a rate generally at the lower end of that offered in the marketplace for similar products, effectively giving New Series interestholders, from inception, the benefits of the lower average fee interestholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees at present reflects the sharing of potential economies of scale with the New Series’ interestholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the New Series’ annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services expected to be provided to the New Series to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the New Series and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the New Series’ Advisory Contract was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rate for the New Series and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services expected to

77

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

be rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue actually received by BGFA and/or its affiliates in connection with the services to be provided to the New Series by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the New Series. The Board did, however, consider the potential for revenue to BGI, MIP’s securities lending agent, in the event of any loaning of portfolio securities of the New Series. The Board further noted that any portfolio transactions on behalf of the New Series placed through a BGFA affiliate will be reported to the Board pursuant to Rule 17e-1 under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the New Series and their shareholders to approve the Advisory Contract.

78

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $26,001,806 (collateralized by U.S. government obligations, value $26,520,000, 5.00%, 3/1/34).	$26,000,000	$26,000,000
Bank of America N.A. Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $10,000,694 (collateralized by U.S. government obligations, value $10,200,000, 5.50%, 3/1/35).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $16,101,118 (collateralized by U.S. government obligations, value $16,422,655, 4.62% to 5.79%, 4/1/35 to 10/1/37).	16,100,000	16,100,000
Goldman Sachs Group Inc. (The) Tri-Party 2.40%, dated 6/30/08, due 7/1/08, maturity value $23,216,548 (collateralized by U.S. government obligations, value $23,679,300, 5.50% to 7.00%, 4/15/28 to 4/15/38).	23,215,000	23,215,000
Lehman Brothers Holdings Inc. Tri-Party 2.40%, dated 6/30/08, due 7/1/08, maturity value $26,001,733 (collateralized by U.S. government obligations, value $26,524,289, 5.50%, 6/1/37).	26,000,000	26,000,000
Merrill Lynch & Co. Inc. Tri-Party 2.74%, dated 6/30/08, due 7/1/08, maturity value $10,000,761 (collateralized by U.S. government obligations, value $10,302,489, 5.50% to 6.50%, 12/25/35 to 8/25/36).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $111,315,000)		111,315,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $111,315,000)		111,315,000

Other Assets, Less Liabilities – 0.00%		2,179

NET ASSETS – 100.00%		$111,317,179

The accompanying notes are an integral part of these financial statements.

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 10.59%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,023,725
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,017,036
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,943,036
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,003,508
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
DnB NOR Bank ASA
2.84%, 12/08/08	165,000,000	165,000,000
Rabobank Nederland NV
2.54%, 08/22/08	100,000,000	100,005,741
Royal Bank of Scotland NY
2.40%, 07/03/08	70,000,000	69,999,392
2.62%, 08/22/08	150,000,000	150,004,264
2.64%, 04/09/09	125,000,000	125,004,768
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,002,849
SunTrust Banks Inc.
2.45%, 07/01/08	250,000,000	250,000,000
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
UniCredito Italiano NY
2.85%, 08/25/08	125,000,000	125,000,948
2.95%, 12/08/08	165,000,000	165,003,612
US Bank N.A.
2.82%, 08/15/08	150,000,000	150,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $3,300,008,879)		3,300,008,879

COMMERCIAL PAPER – 38.29%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	245,574,584
Amstel Funding Corp.
2.85%, 07/07/08(a)	178,000,000	177,915,450
2.95%, 07/23/08(a)	125,000,000	124,774,653
3.00%, 07/18/08(a)	150,000,000	149,787,500
Amsterdam Funding Corp.
2.55%, 07/03/08(a)	75,000,000	74,989,375
2.62%, 07/14/08(a)	250,000,000	249,763,472
Bank of Scotland
2.75%, 08/07/08	200,000,000	199,434,722
Barton Capital Corp.
2.55%, 07/11/08(a)	196,448,000	196,308,849
CAFCO LLC
2.55%, 07/15/08(a)	25,000,000	24,975,208
2.70%, 08/20/08(a)	250,000,000	249,062,500

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
2.63%, 08/14/08(a)	$58,000,000	$57,813,562
2.63%, 08/18/08(a)	192,000,000	191,326,720
2.65%, 08/04/08(a)	100,000,000	99,749,722
2.65%, 08/05/08(a)	200,000,000	199,484,722
2.75%, 08/15/08(a)	125,000,000	124,570,313
2.80%, 07/11/08(a)	100,000,000	99,922,222
2.80%, 09/16/08(a)	200,000,000	198,802,222
2.82%, 07/22/08(a)	100,000,000	99,835,500
Chariot Funding LLC
2.50%, 07/09/08(a)	131,764,000	131,690,798
2.50%, 07/11/08(a)	188,858,000	188,726,849
2.50%, 07/21/08(a)	163,358,000	163,131,114
2.60%, 07/15/08(a)	150,000,000	149,848,333
2.65%, 08/19/08(a)	150,000,000	149,458,958
Charta LLC
2.53%, 07/22/08(a)	125,000,000	124,815,521
2.54%, 07/30/08(a)	200,000,000	199,590,778
CRC Funding LLC
2.52%, 07/22/08(a)	300,000,000	299,559,000
2.53%, 07/22/08(a)	125,000,000	124,815,521
Edison Asset Securitization LLC
2.86%, 08/05/08(a)	150,000,000	149,582,917
Falcon Asset Securitization Co. LLC
2.55%, 07/11/08(a)	101,408,000	101,336,169
2.65%, 08/20/08(a)	225,000,000	224,171,875
2.70%, 07/03/08(a)	101,000,000	100,984,850
2.70%, 07/08/08(a)	125,914,000	125,847,895
General Electric Capital Corp.
3.65%, 10/10/08	175,000,000	173,207,952
3.92%, 10/03/08	275,000,000	272,185,222
4.39%, 08/25/08	140,000,000	139,061,027
General Electric Capital Services Inc.
3.65%, 10/10/08	100,000,000	98,975,972
4.39%, 08/25/08	140,000,000	139,061,027
Grampian Funding LLC
2.73%, 08/11/08(a)	145,000,000	144,549,171
2.73%, 08/18/08(a)	168,000,000	167,388,480
2.75%, 07/10/08(a)	100,000,000	99,931,250
2.80%, 07/31/08(a)	260,000,000	259,393,333
Jupiter Securitization Corp.
2.43%, 07/08/08	151,555,000	151,483,390
2.50%, 07/21/08(a)	101,572,000	101,430,928
2.55%, 08/21/08(a)	100,000,000	99,638,750
2.65%, 08/20/08(a)	100,000,000	99,631,944
2.70%, 07/08/08(a)	125,914,000	125,847,895
Kitty Hawk Funding Corp.
2.45%, 07/11/08(a)	115,372,000	115,293,483
2.47%, 07/18/08(a)	188,983,000	188,762,572
Nationwide Building Society
2.95%, 08/01/08	150,000,000	149,618,959
Park Avenue Receivables Corp.
2.40%, 07/07/08(a)	100,562,000	100,521,775
2.55%, 07/15/08(a)	100,000,000	99,900,833
2.58%, 09/03/08(a)	80,000,000	79,633,067
2.65%, 08/19/08(a)	100,000,000	99,639,306
2.70%, 07/02/08(a)	111,578,000	111,569,632

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value
Ranger Funding Co. LLC
2.65%, 08/21/08(a)	$488,371,000	$486,537,574
2.67%, 07/25/08(a)	125,000,000	124,777,500
Regency Markets No. 1 LLC
2.60%, 07/11/08(a)	100,000,000	99,927,778
2.72%, 08/15/08(a)	136,137,000	135,674,134
Royal Bank of Scotland
2.87%, 08/01/08	150,000,000	149,629,292
Solitaire Funding Ltd.
2.60%, 07/10/08(a)	145,000,000	144,905,750
Thames Asset Global Securitization No. 1 Inc.
2.58%, 07/09/08(a)	160,741,000	160,648,842
2.75%, 07/07/08(a)	200,000,000	199,908,333
2.78%, 08/15/08(a)	100,000,000	99,652,500
2.80%, 07/17/08(a)	150,000,000	149,813,334
2.80%, 08/07/08(a)	160,000,000	159,539,555
Ticonderoga Master Funding Ltd.
2.50%, 07/08/08(a)	175,000,000	174,914,931
Tulip Funding Corp.
2.70%, 07/17/08(a)	150,000,000	149,820,000
2.75%, 07/15/08(a)	82,008,000	81,920,297
UniCredito Italiano Bank (Ireland) PLC
2.91%, 09/04/08	100,000,000	99,474,583
Variable Funding Capital Corp.
2.55%, 08/20/08(a)	110,000,000	109,610,417
2.60%, 09/04/08(a)	100,000,000	99,530,556
2.87%, 07/18/08(a)	125,000,000	124,830,590
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	245,487,778
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	196,486,000
Windmill Funding Corp.
2.57%, 07/10/08(a)	200,000,000	199,871,500
2.57%, 07/22/08(a)	250,000,000	249,625,208
2.70%, 08/14/08(a)	145,000,000	144,521,500
Yorktown Capital LLC
2.67%, 07/24/08(a)	130,973,000	130,749,582

TOTAL COMMERCIAL PAPER
(Cost: $11,932,235,376)		11,932,235,376

MEDIUM-TERM NOTES – 5.32%
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Federal National Mortgage Association
2.30%, 12/18/08	330,000,000	326,415,833
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.70%, 09/08/08	150,000,000	150,000,000
2.75%, 01/05/09	330,000,000	330,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $1,656,415,833)		1,656,415,833

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 19.82%
Banc of America Securities LLC Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $40,002,778 (collateralized by U.S. government obligations, value $40,800,000, 5.50% to 6.00%, 6/1/33 to 3/1/37).	$40,000,000	$40,000,000
Bank of America N.A. Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $90,006,250 (collateralized by U.S. government obligations, value $91,800,000, 5.00% to 5.50%, 3/1/35 to 7/1/35).	90,000,000	90,000,000
Bank of America N.A. Tri-Party 2.72%, dated 6/30/08, due 7/1/08, maturity value $465,035,133 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 2.72%, dated 6/30/08, due 7/1/08, maturity value $485,036,644 (collateralized by non-U.S. government debt securities, value $533,500,000, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $300,022,083 (collateralized by non-U.S. government debt securities, value $314,309,606, 2.55% to 8.81%, 3/15/10 to 9/20/51).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $1,040,076,556 (collateralized by non-U.S. government debt securities, value $1,071,206,199, 3.12% to 9.82%, 7/15/08 to 6/15/38).	1,040,000,000	1,040,000,000
Credit Suisse First Boston Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $175,013,368 (collateralized by non-U.S. government debt securities, value $180,251,475, 4.10% to 8.00%, 6/8/09 to 12/15/38).	175,000,000	175,000,000
Goldman Sachs & Co. Tri-Party 2.83%, dated 6/30/08, due 9/3/08, maturity value $150,766,458 (collateralized by non-U.S. government debt securities, value $156,919,105, 0.00% to 10.00%, 5/15/09 to 2/15/51).(b)	150,000,000	150,000,000

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 2.40%, dated 6/30/08, due 7/1/08, maturity value $150,010,000 (collateralized by U.S. government obligations, value $154,500,000, 0.00% to 3.53%, 7/25/18 to 8/25/37).	$150,000,000	$150,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.68%, dated 6/30/08, due 7/1/08, maturity value $730,054,344 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $745,702,435, 0.00% to 8.94%, 8/25/08 to 3/14/51).	730,000,000	730,000,000
HSBC Securities Inc. Tri-Party 2.58%, dated 6/30/08, due 7/1/08, maturity value $100,007,167 (collateralized by non-U.S. government debt securities, value $105,002,861, 0.00% to 9.50%, 10/1/23 to 4/1/47).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $125,009,028 (collateralized by non-U.S. government debt securities, value $131,251,997, 0.31% to 6.47%, 6/15/17 to 7/25/46).	125,000,000	125,000,000
J.P. Morgan Securities Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $150,010,833 (collateralized by non-U.S. government debt securities, value $154,503,224, 2.96% to 9.86%, 2/17/09 to 11/2/49).	150,000,000	150,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $250,018,056 (collateralized by U.S. government obligations, value $255,001,636, 5.50% to 6.00%, 10/1/35 to 5/1/38).	250,000,000	250,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $200,014,722 (collateralized by non-U.S. government debt securities, value $206,003,795, 5.63% to 8.63%, 2/15/11 to 5/29/67).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $100,007,639 (collateralized by non-U.S. government debt securities, value $105,000,749, 2.25% to 9.79%, 1/25/11 to 9/25/47).	100,000,000	100,000,000

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 3.00%, dated 6/30/08, due 7/7/08, maturity value $285,166,250 (collateralized by non-U.S. government debt securities, value $299,250,166, 0.01% to 8.86%, 8/20/09 to 10/20/27).	$285,000,000	$285,000,000
Merrill Lynch & Co. Inc. Tri-Party 2.90%, dated 6/30/08, due 7/1/08, maturity value $100,008,056 (collateralized by non-U.S. government debt securities, value $105,004,751, 4.50% to 7.80%, 2/1/15 to 1/1/48).	100,000,000	100,000,000
Morgan Stanley Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $300,022,083 (collateralized by non-U.S. government debt securities, value $315,375,643, 2.58% to 9.03%, 11/1/08 to 1/15/49).	300,000,000	300,000,000
Morgan Stanley Tri-Party 2.96%, dated 6/30/08, due 9/30/08 maturity value $342,571,911 (collateralized by non-U.S. government debt securities, value $357,140,799, 0.00% to 10.00%, 7/1/08 to 6/30/38).(b)	340,000,000	340,000,000
Wachovia Capital Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $600,044,167 (collateralized by non-U.S. government debt securities, value $630,000,001, 0.00% to 10.00%, 10/15/17 to 2/15/51).	600,000,000	600,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,175,000,000)		6,175,000,000

TIME DEPOSITS – 0.57%
Societe Generale
2.50%, 07/01/08	178,626,000	178,626,000

TOTAL TIME DEPOSITS
(Cost: $178,626,000)		178,626,000

VARIABLE & FLOATING RATE NOTES – 25.21%
Allstate Life Global Funding II
2.51%, 10/27/08(a)	140,000,000	140,008,100
2.52%, 11/07/08(a)	82,000,000	82,007,417
2.53%, 11/14/08(a)	65,000,000	65,008,629
2.56%, 11/15/08(a)	80,000,000	80,016,037

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value
Allstate Life Global Funding Trusts
2.48%, 09/04/08	$125,000,000	$124,980,336
2.51%, 09/26/08	64,500,000	64,470,547
2.74%, 12/08/08	16,250,000	16,243,504
American Express Bank FSB
2.50%, 06/12/09	50,000,000	49,659,334
American Express Credit Corp.
2.48%, 10/17/08	5,000,000	4,995,091
ANZ National (International) Ltd. London Branch
2.46%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
2.51%, 10/22/08(a)	75,000,000	74,999,408
Australia & New Zealand Banking Group Ltd.
2.51%, 10/22/08(a)	100,000,000	100,004,381
Bank of America N.A.
3.21%, 07/02/09	225,000,000	225,000,000
Bank of Ireland
2.47%, 08/18/08(a)	70,000,000	70,000,437
2.49%, 09/19/08(a)	145,000,000	144,992,575
2.67%, 09/12/08(a)	65,000,000	65,000,000
Bank of Scotland PLC
2.45%, 10/08/08(a)	91,700,000	91,623,423
BBVA US Senior SA Unipersonal
2.79%, 04/17/09(a)	50,000,000	49,841,080
BMW US Capital LLC
2.45%, 09/04/08(a)	30,000,000	30,000,156
2.51%, 11/14/08(a)	200,000,000	200,017,303
Commonwealth Bank of Australia
2.50%, 09/23/08(a)	50,000,000	50,002,427
Credit Agricole SA
2.91%, 08/22/08(a)	100,000,000	99,998,766
DEPFA Bank PLC
2.84%, 07/14/08	200,000,000	200,001,478
Dexia Credit SA NY
2.43%, 09/29/08	17,100,000	17,085,707
Fifth Third Bancorp
2.49%, 08/22/08(a)	200,000,000	200,004,276
Florida Heart Group PA/Florida Heart Group Holdings
2.58%, 07/03/08	10,325,000	10,325,000
General Electric Capital Corp.
2.50%, 04/24/09	60,000,000	60,001,643
Granite Master Issuer PLC Series 2005-3 Class A
2.48%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
2.58%, 07/03/08	9,565,000	9,565,000
Hartford Life Global Funding Trust
2.53%, 11/15/08	100,000,000	100,009,962
ING Bank NV
3.16%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
3.13%, 01/12/09(b)	235,000,000	235,000,000

Security	Face Amount	Value
Jordan Brick Co. Inc.
2.58%, 07/02/08	$45,220,000	$45,220,000
JPMorgan Chase & Co.
2.45%, 09/02/08	150,000,000	149,999,976
Kommunalkredit Austria AG
2.46%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
2.58%, 07/03/08	11,000,000	11,000,000
Lloyds TSB Group PLC
2.44%, 09/06/08(a)	54,400,000	54,377,526
2.66%, 10/06/08(a)	15,000,000	14,993,147
Marshall & Ilsley Bank
2.48%, 09/12/08	115,000,000	115,001,522
MassMutual Global Funding II
2.61%, 02/02/09(a)	125,000,000	125,000,000
MetLife Insurance Co. of Connecticut
2.80%, 08/18/08(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
2.48%, 08/21/08(a)	75,000,000	75,000,000
2.50%, 11/06/08(a)	150,000,000	150,016,774
2.57%, 09/12/08(a)	40,000,000	40,007,402
Metropolitan Life Insurance Co.
2.81%, 07/18/08(b)	25,000,000	25,000,000
Monumental Global Funding III
2.49%, 02/17/09(a)	5,000,000	4,978,308
2.79%, 08/29/08(a)	150,000,000	150,000,000
Natexis Banques Populaires
2.49%, 09/12/08	125,000,000	124,996,854
National City Bank (Ohio)
2.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
2.51%, 10/06/08(a)	165,000,000	165,019,509
2.88%, 10/27/08(a)	315,000,000	315,046,613
Natixis
2.73%, 09/08/08(a)	100,000,000	100,000,172
Nordea Bank AB
2.47%, 09/10/08(a)	225,000,000	225,004,265
Northern Rock PLC
2.53%, 08/01/08(a)(c)	190,000,000	190,006,716
Pricoa Global Funding I
2.48%, 08/27/08(a)	200,000,000	199,998,571
2.87%, 09/12/08(a)	10,000,000	9,997,648
2.96%, 06/12/09(a)	100,000,000	100,000,000
Royal Bank of Canada
2.44%, 09/05/08(a)	200,000,000	200,000,000
Santander US Debt SA Unipersonal
2.86%, 09/19/08(a)	10,000,000	9,987,284
Skandinaviska Enskilda Banken AB
2.50%, 09/17/08	150,000,000	150,002,947
Societe Generale
2.46%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
2.58%, 07/03/08	17,840,000	17,840,000
Trinitas Hospital
2.58%, 07/03/08	14,675,000	14,675,000

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.48%, 07/17/08(a)	$54,273,000	$54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.50%, 07/17/08(a)	187,623,000	187,623,000
Wachovia Bank N.A.
2.91%, 05/01/09	515,000,000	515,000,000
Wells Fargo & Co.
2.55%, 03/13/09(a)	50,000,000	50,010,695
3.55%, 05/01/09	164,900,000	164,947,027
Westpac Banking Corp.
2.70%, 08/14/08(a)	100,000,000	100,000,000
2.75%, 10/10/08	70,000,000	70,000,000
2.92%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,855,885,973)		7,855,885,973

TOTAL INVESTMENTS IN SECURITIES – 99.80%
(Cost: $31,098,172,061)		31,098,172,061

Other Assets, Less Liabilities – 0.20%		62,281,372

NET ASSETS – 100.00%		$31,160,453,433

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 13.21%
Banco Bilbao Vizcaya Argentaria SA
4.57%, 07/03/08	$175,000,000	$175,019,603
Bank of Nova Scotia
2.51%, 04/01/09	150,000,000	150,011,134
3.00%, 01/29/09	75,000,000	74,975,587
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
BNP Paribas
2.58%, 08/20/08	92,500,000	92,499,953
Branch Banking & Trust
2.81%, 11/07/08	100,000,000	100,003,508
Chase Bank USA N.A.
2.75%, 01/28/09	200,000,000	200,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
DnB NOR Bank ASA
2.84%, 12/08/08	85,000,000	85,000,000
Fortis Bank NY
2.41%, 10/02/08	30,000,000	29,973,436
Rabobank Nederland NV
2.54%, 08/22/08	50,000,000	50,002,871
Royal Bank of Scotland NY
2.40%, 07/03/08	70,000,000	69,999,391
2.64%, 04/09/09	75,000,000	75,002,861
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,000,950
SunTrust Banks Inc.
2.50%, 07/17/08	250,000,000	250,000,000
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000
UniCredito Italiano NY
2.95%, 12/08/08	85,000,000	85,001,860
Wachovia Bank N.A.
2.92%, 01/12/09	5,000,000	5,002,025

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,887,493,179)		1,887,493,179

COMMERCIAL PAPER – 41.01%
Amstel Funding Corp.
2.85%, 07/08/08(a)	175,000,000	174,903,021
2.95%, 07/28/08(a)	160,000,000	159,646,000
2.95%, 08/04/08(a)	50,000,000	49,860,694
3.00%, 07/18/08(a)	100,000,000	99,858,333
Amsterdam Funding Corp.
2.55%, 07/03/08(a)	75,000,000	74,989,375
Bank of Scotland
2.65%, 07/09/08	125,000,000	124,926,389
CAFCO LLC
2.52%, 07/14/08(a)	250,000,000	249,772,500
2.52%, 07/28/08(a)	75,000,000	74,858,250
2.55%, 07/14/08(a)	71,200,000	71,134,437

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
2.55%, 07/09/08(a)	$100,000,000	$99,943,333
2.60%, 07/14/08(a)	100,000,000	99,906,111
2.80%, 07/11/08(a)	100,000,000	99,922,222
2.82%, 07/22/08(a)	100,000,000	99,835,500
2.95%, 08/01/08(a)	150,000,000	149,618,959
Chariot Funding LLC
2.50%, 07/21/08(a)	100,000,000	99,861,111
2.55%, 07/14/08(a)	166,580,000	166,426,608
2.55%, 08/22/08(a)	75,497,000	75,218,919
Charta LLC
2.54%, 07/28/08(a)	250,000,000	249,523,750
2.54%, 07/30/08(a)	50,000,000	49,897,695
CRC Funding LLC
2.59%, 07/30/08(a)	125,000,000	124,739,202
Edison Asset Securitization LLC
2.86%, 08/05/08(a)	100,000,000	99,721,944
Falcon Asset Securitization Co. LLC
2.43%, 07/08/08(a)	125,277,000	125,217,807
2.60%, 07/18/08(a)	175,000,000	174,785,139
General Electric Capital Corp.
2.45%, 08/01/08	100,000,000	99,789,028
3.92%, 10/03/08	125,000,000	123,720,555
4.39%, 08/25/08	60,000,000	59,597,584
General Electric Capital Services Inc.
4.39%, 08/25/08	60,000,000	59,597,584
Govco Inc.
2.65%, 08/25/08(a)	134,250,000	133,706,474
Grampian Funding LLC
2.68%, 07/14/08(a)	200,000,000	199,806,444
2.75%, 07/10/08(a)	100,000,000	99,931,250
Jupiter Securitization Corp.
2.50%, 07/21/08(a)	75,000,000	74,895,833
2.55%, 08/22/08(a)	110,728,000	110,320,152
2.65%, 07/22/08(a)	100,000,000	99,845,417
Kitty Hawk Funding Corp.
2.45%, 07/11/08(a)	100,000,000	99,931,945
Nationwide Building Society
2.95%, 08/01/08	100,000,000	99,745,971
Park Avenue Receivables Corp.
2.40%, 07/07/08(a)	75,000,000	74,970,000
Ranger Funding Co. LLC
2.67%, 07/25/08(a)	75,000,000	74,866,500
Royal Bank of Scotland
2.87%, 08/01/08	100,000,000	99,752,861
Solitaire Funding Ltd.
2.60%, 07/11/08(a)	250,000,000	249,819,445
Thames Asset Global Securitization No. 1 Inc.
2.80%, 07/07/08(a)	136,477,000	136,413,311
2.80%, 07/17/08(a)	100,000,000	99,875,556
2.80%, 07/21/08(a)	30,879,000	30,830,966
2.82%, 07/18/08(a)	58,572,000	58,494,002
Thunder Bay Funding LLC
2.55%, 07/16/08(a)	153,647,000	153,483,750
2.57%, 07/11/08(a)	103,799,000	103,724,899

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value
Ticonderoga Master Funding Ltd.
2.50%, 07/02/08(a)	$102,420,000	$102,412,887
Tulip Funding Corp.
2.60%, 07/08/08(a)	100,000,000	99,949,444
UniCredito Italiano Bank (Ireland) PLC
2.91%, 09/04/08	50,000,000	49,737,292
Variable Funding Capital Corp.
2.87%, 07/18/08(a)	125,000,000	124,830,590
Yorktown Capital LLC
2.55%, 07/22/08(a)	121,320,000	121,139,536
2.67%, 07/24/08(a)	100,000,000	99,829,417
2.80%, 07/18/08(a)	125,119,000	124,953,565

TOTAL COMMERCIAL PAPER
(Cost: $5,860,539,557)		5,860,539,557

MEDIUM-TERM NOTES – 4.96%
ASIF Global Financing
3.90%, 10/22/08(a)	15,670,000	15,616,123
Berkshire Hathaway Finance Corp.
3.38%, 10/15/08	65,200,000	65,309,904
Federal National Mortgage Association
2.30%, 12/18/08	170,000,000	168,153,611
MassMutual Global Funding II
3.80%, 04/15/09(a)	40,000,000	40,395,644
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $709,475,282)		709,475,282

REPURCHASE AGREEMENTS – 14.62%
Banc of America Securities LLC Tri-Party 2.50%, dated 6/30/08, due 7/1/08, maturity value $40,002,778 (collateralized by U.S. government obligations, value $40,800,000, 5.50%, 6/1/33).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 2.72%, dated 6/30/08, due 7/1/08, maturity value $400,030,222 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $175,012,882 (collateralized by non-U.S. government debt securities, value $180,251,815, 3.21% to 7.71%, 11/1/08 to 10/15/36).	175,000,000	175,000,000

Security	Face Amount	Value
Credit Suisse First Boston Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $125,009,549 (collateralized by non-U.S. government debt securities, value $128,753,713, 4.65% to 7.75%, 2/15/10 to 10/1/66).	$125,000,000	$125,000,000
Goldman Sachs Group Inc. (The) Tri-Party 2.68%, dated 6/30/08, due 7/1/08, maturity value $300,022,333 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 16.07%, 2/25/09 to 2/10/51).	300,000,000	300,000,000
J.P. Morgan Securities Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $375,027,083 (collateralized by non-U.S. government debt securities, value $393,751,820, 0.00% to 12.87%, 1/15/13 to 6/11/50).	375,000,000	375,000,000
J.P. Morgan Securities Inc. Tri-Party 2.75%, dated 6/30/08, due 7/1/08, maturity value $250,019,097 (collateralized by U.S. government obligations, value $255,001,131, 5.00% to 6.00%, 1/1/36 to 10/1/36).	250,000,000	250,000,000
Lehman Brothers Holdings Inc. Tri-Party 2.60%, dated 6/30/08, due 7/1/08, maturity value $100,007,222 (collateralized by U.S. government obligations, value $102,000,291, 4.50% to 6.00%, 11/1/16 to 4/1/28).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 3.00%, dated 6/30/08, due 7/7/08, maturity value $125,072,917 (collateralized by non-U.S. government debt securities, value $131,254,412, 1.63% to 14.88%, 10/1/08 to 12/20/54).	125,000,000	125,000,000
Morgan Stanley Tri-Party 2.65%, dated 6/30/08, due 7/1/08, maturity value $200,014,722 (collateralized by non-U.S. government debt securities, value $211,970,792, 0.00% to 10.00%, 5/18/10 to 12/20/49).	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,090,000,000)		2,090,000,000

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Security	Face Amount	Value

TIME DEPOSITS – 0.48%
Societe Generale
2.50%, 07/01/08	$67,882,000	$67,882,000

TOTAL TIME DEPOSITS
(Cost: $67,882,000)		67,882,000

VARIABLE & FLOATING RATE NOTES – 25.44%
Allstate Life Global Funding II
2.51%, 10/27/08(a)	160,000,000	160,001,148
2.52%, 11/07/08(a)	58,000,000	58,001,937
2.53%, 11/14/08(a)	85,000,000	85,006,654
Allstate Life Global Funding Trusts
2.48%, 09/04/08	45,000,000	45,000,000
ASIF Global Financing
2.51%, 10/22/08(a)	75,000,000	74,999,408
Bank of America N.A.
3.21%, 07/02/09	75,000,000	75,000,000
Bank of Ireland
2.67%, 09/12/08(a)	35,000,000	35,000,000
Citigroup Global Markets Holdings Inc.
2.65%, 10/21/08	350,000,000	350,000,000
DEPFA Bank PLC
2.84%, 07/14/08	50,000,000	50,000,000
Deutsche Bank AG
2.43%, 09/30/08	100,000,000	100,000,000
Dexia Credit SA NY
2.43%, 09/29/08	31,770,000	31,726,677
General Electric Capital Corp.
2.50%, 04/24/09	65,000,000	65,000,000
2.77%, 01/05/09	13,800,000	13,788,118
2.82%, 03/16/09	2,900,000	2,897,070
2.88%, 06/15/09	25,000,000	24,995,767
Granite Master Issuer PLC Series 2005-3 Class A
2.48%, 08/20/08(a)	125,000,000	125,000,000
Hartford Life Global Funding Trust
2.53%, 11/15/08	100,000,000	100,000,000
ING Bank NV
3.16%, 06/17/09(a)	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
3.13%, 01/12/09(b)	65,000,000	65,000,000
MassMutual Global Funding II
2.61%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Global Funding I
2.50%, 11/06/08(a)	139,680,000	139,681,688
2.57%, 09/12/08(a)	40,000,000	40,007,402
Metropolitan Life Insurance Co.
3.00%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
3.02%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.79%, 08/29/08(a)	50,000,000	50,000,000
Morgan Stanley
2.61%, 12/03/08	100,000,000	100,000,000

Security	Face Amount	Value
National Australia Bank Ltd.
2.88%, 03/06/09(a)	$75,000,000	$74,866,757
Nationwide Building Society
2.51%, 10/06/08(a)	135,000,000	135,003,930
2.88%, 10/27/08(a)	50,000,000	50,000,000
Rabobank Nederland NV NY
2.66%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada
2.44%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC
2.87%, 07/21/08(a)	20,000,000	20,000,515
Societe Generale
2.46%, 08/29/08(a)	5,000,000	4,998,696
Toyota Motor Credit Corp.
2.06%, 10/20/08	25,000,000	24,955,173
Toyota Motor Credit Corp. Series 1
2.53%, 01/12/09	200,000,000	200,000,000
UBS AG Stamford
2.46%, 08/15/08	100,000,000	100,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
2.48%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
2.50%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A.
2.65%, 10/03/08	31,200,000	31,193,095
2.84%, 03/23/09	50,000,000	49,853,708
2.91%, 05/01/09	250,000,000	250,000,000
2.99%, 11/25/08	40,000,000	39,995,084
Wells Fargo & Co.
3.55%, 05/01/09	50,000,000	50,021,111
Westpac Banking Corp.
2.92%, 06/10/09	175,000,000	175,000,000
World Savings Bank FSB
2.80%, 05/08/09	3,100,000	3,081,978
2.81%, 03/02/09	2,600,000	2,590,079

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,635,665,995)		3,635,665,995

TOTAL INVESTMENTS IN SECURITIES – 99.72%
(Cost: $14,251,056,013)		14,251,056,013

Other Assets, Less Liabilities – 0.28%		40,280,226

NET ASSETS – 100.00%		$14,291,336,239

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

21

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2008 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 1.50%, dated 6/30/08, due 7/1/08, maturity value $8,200,342 (collateralized by U.S. government obligations, value $8,364,029, 4.88%, 8/31/08).	$8,200,000	$8,200,000
Credit Suisse First Boston Tri-Party 1.75%, dated 6/30/08, due 7/1/08, maturity value $8,200,399 (collateralized by U.S. government obligations, value $8,367,816, 4.88%, 5/31/09).	8,200,000	8,200,000
Goldman Sachs Group Inc. (The) Tri-Party 1.25%, dated 6/30/08, due 7/1/08, maturity value $8,938,310 (collateralized by U.S. government obligations, value $9,116,862, 8.75%, 5/15/20).	8,938,000	8,938,000
Lehman Brothers Holdings Inc. Tri-Party 0.25%, dated 6/30/08, due 7/1/08, maturity value $8,200,057 (collateralized by U.S. government obligations, value $8,369,933, 7.13%, 2/15/23).	8,200,000	8,200,000
Merrill Lynch & Co. Inc. Tri-Party 1.25%, dated 6/30/08, due 7/1/08, maturity value $15,500,538 (collateralized by U.S. government obligations, value $15,815,611, 4.13% to 5.25%, 9/1/09 to 9/15/17).	15,500,000	15,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $49,038,000)		49,038,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $49,038,000)		49,038,000

Other Assets, Less Liabilities – (0.01)%		(3,699)

NET ASSETS – 100.00%		$49,034,301

The accompanying notes are an integral part of these financial statements.

22

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$111,315,000	100.00%
Other Net Assets	2,179	0.00

TOTAL	$111,317,179	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,932,235,376	38.29%
Variable & Floating Rate Notes	7,855,885,973	25.21
Repurchase Agreements	6,175,000,000	19.82
Certificates of Deposit	3,300,008,879	10.59
Medium-Term Notes	1,656,415,833	5.32
Time Deposits	178,626,000	0.57
Other Net Assets	62,281,372	0.20

TOTAL	$31,160,453,433	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$5,860,539,557	41.01%
Variable & Floating Rate Notes	3,635,665,995	25.44
Repurchase Agreements	2,090,000,000	14.62
Certificates of Deposit	1,887,493,179	13.21
Medium-Term Notes	709,475,282	4.96
Time Deposits	67,882,000	0.48
Other Net Assets	40,280,226	0.28

TOTAL	$14,291,336,239	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$49,038,000	100.01%
Other Net Assets	(3,699)	(0.01)

TOTAL	$49,034,301	100.00%

These tables are not part of the financial statements.

23

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$24,923,172,061	$12,161,056,013	$—
Repurchase agreements, at value and cost (Note 1)	111,315,000	6,175,000,000	2,090,000,000	49,038,000

Total investments	111,315,000	31,098,172,061	14,251,056,013	49,038,000
Cash	151	11	625	32
Receivables:
Interest	7,660	64,201,148	41,181,122	1,646
Due from investment adviser	1,057	—	—	1,265

Total Assets	111,323,868	31,162,373,220	14,292,237,760	49,040,943

LIABILITIES
Payables:
Investment advisory fees (Note 2)	—	1,885,710	879,693	—
Accrued expenses:
Professional fees (Note 2)	6,629	28,358	20,542	6,594
Independent trustees’ fees (Note 2)	60	5,719	1,286	48

Total Liabilities	6,689	1,919,787	901,521	6,642

NET ASSETS	$111,317,179	$31,160,453,433	$14,291,336,239	$49,034,301

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,265,184	$552,894,094	$229,517,108	$1,643,838

Total investment income	2,265,184	552,894,094	229,517,108	1,643,838

EXPENSES (Note 2)
Investment advisory fees	78,214	16,228,714	6,794,100	69,807
Professional fees	6,650	30,871	16,461	6,650
Independent trustees’ fees	911	139,013	56,250	789

Total expenses	85,775	16,398,598	6,866,811	77,246
Less expense reductions (Note 2)	(80,644)	(5,038,498)	(3,962,835)	(75,523)

Net expenses	5,131	11,360,100	2,903,976	1,723

Net investment income	2,260,053	541,533,994	226,613,132	1,642,115

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(2,995,721)	(290,351)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized gain	—	403,681	523,718	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,260,053	$541,937,675	$227,136,850	$1,642,115

The accompanying notes are an integral part of these financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,260,053	$7,459,087	$541,533,994	$1,082,958,398
Net realized gain	—	—	403,681	42,548

Net increase in net assets resulting from operations	2,260,053	7,459,087	541,937,675	1,083,000,946

Interestholder transactions:
Contributions	1,558,317,449	1,739,584,764	24,050,846,582	66,603,193,729
Withdrawals	(1,557,095,598)	(1,806,493,585)	(24,924,734,602)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,221,851	(66,908,821)	(873,888,020)	23,484,437,943

Increase (decrease) in net assets	3,481,904	(59,449,734)	(331,950,345)	24,567,438,889

NET ASSETS:
Beginning of period	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of period	$111,317,179	$107,835,275	$31,160,453,433	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007	For the six months ended June 30, 2008 (Unaudited)	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$226,613,132	$559,112,567	$1,642,115	$7,969,862
Net realized gain	523,718	11,956	—	—

Net increase in net assets resulting from operations	227,136,850	559,124,523	1,642,115	7,969,862

Interestholder transactions:
Contributions	58,414,645,861	99,288,703,149	384,220,217	1,637,092,248
Withdrawals	(55,372,727,474)	(97,098,629,295)	(540,250,452)	(1,627,123,957)

Net increase (decrease) in net assets resulting from interestholder transactions	3,041,918,387	2,190,073,854	(156,030,235)	9,968,291

Increase (decrease) in net assets	3,269,055,237	2,749,198,377	(154,388,120)	17,938,153

NET ASSETS:
Beginning of period	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of period	$14,291,336,239	$11,022,281,002	$49,034,301	$203,422,421

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, use of amortized cost, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the inputs used in valuing the Master Portfolios’ investments, as of June 30, 2008:

Investments in Securities
Master Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
Government Money Market	$—	$111,315,000	$—	$111,315,000
Money Market	—	31,098,172,061	—	31,098,172,061
Prime Money Market	—	14,251,056,013	—	14,251,056,013
Treasury Money Market	—	49,038,000	—	49,038,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

The Master Portfolios adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2008, BGFA waived and/or credited investment advisory fees of $80,644, $5,038,498, $3,962,835 and $75,523 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Government Money Market
Ratio of expenses to average net assets(a)	0.01%		0.07%	0.08%	0.03%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%		0.12%	0.11%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	2.89%		4.93%	4.90%	3.16%	1.93	%(b)	n/a
Total return	1.38	%(c)	5.20%	5.08%	3.28%	0.64	%(b)(c)	n/a
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.07%	0.08%	0.05%	0.05%		0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%	0.10%		n/a
Ratio of net investment income to average net assets(a)	3.34%		5.23%	4.99%	3.27%	1.40%		1.15%
Total return	1.69	%(c)(d)	5.40%	5.13%	3.28%	1.39%		1.16%
Prime Money Market
Ratio of expenses to average net assets(a)	0.04%		0.07%	0.08%	0.08%	0.03%		0.03	%(e)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%	0.10%		0.10	%(e)
Ratio of net investment income to average net assets(a)	3.33%		5.23%	4.95%	3.22%	1.52%		1.12	%(e)
Total return	1.70	%(c)(d)	5.37%	5.11%	3.26%	1.40%		0.80	%(c)(e)
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.01%	0.00%	0.00%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%		0.12%	0.13%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	2.35%		4.81%	5.03%	3.99%	1.82	%(b)	n/a
Total return	1.14	%(c)	4.98%	5.04%	3.20%	0.61	%(b)(c)	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the six months ended June 30, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA for prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 1.68% for the Money Market Master Portfolio and 1.69% for the Prime Money Market Master Portfolio.

(e)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2007, as applicable, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising each Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to the underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolios were generally lower than the overall expenses for the funds in their Lipper Expense Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2007 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2008 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolios’ operations for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the

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MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for certain of the Master Portfolios and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

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Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the semi-annual reports filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: August 22, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: August 22, 2008